[LOGO]EATON VANCE                                                    [GRAPHIC]


Semiannual Report September 30, 2001


                                   EATON VANCE
                                     LIMITED
                                    MATURITY
                                   MUNICIPALS
                                      FUNDS

                                                                      California

                                                                         Florida

                                                                   Massachusetts
[GRAPHIC]
                                                                      New Jersey

                                                                        New York

                                                                            Ohio

                                                                    Pennsylvania



[GRAPHIC]

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]

THOMAS J. FETTER
PRESIDENT


On September 11, 2001, the world was shocked by terrorist attacks on New York City, Washington, D.C. and Shanksville, Pennsylvania. We at Eaton Vance have been profoundly saddened by these events, and we extend our prayers and condolences to all the families affected by this tragedy.

While the nation has paused to mourn its losses, we have seen daily on display the very qualities that have made America the wonder of the world: unfailing courage in a moment of peril, persistence in the face of adversity and the determination among government, businesses and individuals to help their fellow citizens. Acts of heroism, large and small, have inspired and encouraged us all. We believe that, over time, these essential strengths will help lead the nation and the world on the road to recovery.


In the short term, more uncertainty and some economic hurdles...

To be sure, in the aftermath of these attacks, the world's economy may face more uncertainty in the coming year. Consumers, who have been the primary support for the economy, have, in the wake of the attacks, voiced concerns about job security and the impact of geopolitics on an already troubled economy. Clearly, the consumer's willingness to prop up the economy has been severely tested.

In the weeks before the attacks, Federal Reserve Chairman Greenspan reported some signs that the economy had bottomed. Businesses had pared excess inventories, and various manufacturing indices had turned slightly positive in late summer. Following the events of September 11, most economic indicators have declined further. While it is difficult to determine whether a further weakening was directly attributable to the attacks, declining consumer sentiment and large-scale layoffs have taken a major toll.


Government, the Federal Reserve and business have answered the call...

The crisis has been answered by a quick mobilization by government and industry. The Bush Administration has proposed a $75 billion economic package in the form of spending-and-tax incentives, on top of a previously announced $40 billion stimulus program. Many economic analysts see the economy mounting a recovery by early next year. Clearly, the rebuilding of New York City and the Pentagon will provide an enormous infusion of investment and new jobs.

For its part, the Federal Reserve has responded with still lower interest rates to improve liquidity and lift the financial markets. The initial response of markets has been positive, and the Fed has indicated that it stands ready to do what is necessary to keep the economy and the markets on firm footing. Companies, some struggling with dramatically lower demand, are working hard to get back to business.


The U.S. financial markets - including the municipal bond market - hardly missed a beat...

Freedom was the real target on September 11, but, once again, America's people have risen to meet the challenge. Americans are back at work and the financial markets - including the municipal markets - have continued to provide the financing and capital formation so important to our future growth.

While the recent past has been painful, we at Eaton Vance continue to embrace that most American of concepts: that hard work and private enterprise can foster growth and provide hope for a better life. We remain confident about the future.


                                                  Sincerely,

                                                  /s/ Thomas J. Fetter

                                                  Thomas J. Fetter
                                                  President
                                                  November 7, 2001


MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

MARKET RECAP


Understandably, the financial markets and investor confidence were shaken by the September 11 attacks. As the American people recover from these events, it is clear that the global and U.S. economies will suffer some short-term, negative effects from these events. Corporate America had already begun job layoffs in the weakening economy, particularly within the technology and manufacturing sectors. In the wake of the attacks, the pace of job cuts has gathered momentum.


Amid layoffs and waning consumer confidence, Gross Domestic Product posted disappointing growth in the second quarter 2001...

Consumer spending, which held up reasonably well through much of the past year, has showed recent signs of weakening. Together, the job cuts and declining stock market have taken an increasing toll on consumer confidence. Reflecting the weak economy, the nation's Gross Domestic Product, which grew a tepid 1.3% in the first quarter of 2001, managed only a 0.2% increase in the second quarter, according to revised figures.


The Federal Reserve has aggressively lowered short-term interest rates in 2001...

In response to the flagging economy, the Federal Reserve embarked on an aggressive monetary easing. Beginning in early January, the Fed initiated a series of interest rate cuts and, by the end of August, had reduced its benchmark Federal Funds rate - a key short-term interest rate barometer - by 300 basis points (3.00%). The bond market - which typically moves in the opposite direction of interest rates - launched an impressive rally. In the aftermath of the terrorist attacks, the Fed lowered rates an additional 150 basis points (1.50%).

New uncertainties about the likely direction of the economy ...

Prior to the September attacks, data suggested that the Fed's interest rate cuts had considerably reduced the prospects of a full-scale recession. The Lehman Brothers Municipal Bond Index - a broad-based, unmanaged index of municipal bonds - reflected that pullback, registering a total return of 10.40% for the year ended September 30, 2001.* However, following these recent events, uncertainty is likely to characterize the markets for a while, as investors struggle to ascertain the future of the economy.


Municipal bonds offer quality in a period of investor concern...

Municipal bonds have attracted more attention from investors in the past year, especially given the uncertain economic outlook. The municipal sector has also proven significantly less volatile than the corporate bond market, which has been characterized by high default rates. The equity markets, already in retreat over the weak economy, have been badly shaken by recent events.

To be sure, there are many concerns overhanging the economy and the financial markets, including the municipal bond market over the near-term. A weaker economy could result in lower revenues for states and municipalities, and possibly increased funding needs, although the Federal government is expected to finance a major portion of the rebuilding in New York City. Moreover, we believe that municipal bonds represent a measure of refuge from recent market volatility, while continuing to offer tax-exempt income. And municipal bonds will undoubtedly help finance the rebuilding of our damaged infrastructure. We believe the municipal market will play a vital role as we look toward better days ahead.


* It is not possible to invest directly in an Index.

[SIDENOTE]

                    INTERMEDIATE-TERM MUNICIPAL BOND YIELDS
                          REACH 91% OF TREASURY YIELDS

            3.45%                           5.71%
5-YEAR AAA-RATED                   TAXABLE EQUIVALENT YIELD
GENERAL OBLIGATION (GO) BONDS*     IN 39.1% TAX BRACKET


            3.80%

5-YEAR TREASURY BOND

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

*GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY REPRESENTATIVE OF THE FUNDS' YIELD. STATISTICS AS OF SEPTEMBER 30, 2001.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE: BLOOMBERG, L.P.

EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2001


INVESTMENT UPDATE


[PHOTO OF CYNTHIA J. CLEMSON]

CYNTHIA J. CLEMSON
PORTFOLIO MANAGER

MANAGEMENT UPDATE

- California's economy slowed during the past six months, with the electronics and construction sectors each featuring significant job losses. A sharp dropoff in technology shipments was attributed to worsening consumer confidence and slower business demand. California's jobless rate was 5.4% in September 2001, up from 4.9% a year ago.

- Escrowed bonds constituted the Portfolio's largest commitment at September 30, 2001. Pre-refunded to their call dates, or escrowed to maturity, the bonds are backed by Treasuries, viewed as high quality and tend to carry above-average coupons. The Portfolio's investments included a 6.50% coupon Sacramento County issue for Proctor & Gamble Co., one of the nation's leading producers of consumer staples.

- Special tax revenue bonds were again a major commitment for the Portfolio. These issues provide California municipalities an alternative method for the financing of the infrastructure needed to fuel California's growth.

- With the state's largest utilities troubled by blackouts, insolvency and soaring electric rates, the Portfolio was selective within the utility sector. Management focused on insured* investor owned utilities that were insulated from the larger companies' financial woes.

- Management continued its efforts to improve the Portfolio's call protection. With the sharp decline of interest rates during the past year, call protection has come an increasingly important strategic consideration.


PORTFOLIO STATISTICS(6)

- Number of Issues:                         40
- Effective Maturity:                       9.1 years
- Average Rating:                           AA
- Average Call:                             8.0 years
- Average Dollar Price:                     $98.21


THE FUND

- During the six months ended September 30, 2001, the Fund's Class A and Class B shares had total returns of 3.41% and 3.05%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $10.38 on September 30, 2001 from $10.26 on March 31, 2001, and the reinvestment of $0.221 and $0.184 per share, respectively, in tax-free income.(2)

- Based on the most recent dividends and NAVs on September 30, 2001 of $10.38 per share for Class A and Class B, the Fund's distribution rates were 4.19% and 3.52%, respectively.(3) The distribution rates of Class A and Class B shares are equivalent to taxable rates of 7.59% and 6.37%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30, 2001 were 3.46% and 2.78%, respectively.(5) The SEC 30-day yields of Class A and
  Class B are equivalent to taxable yields of 6.26% and 5.03%, respectively.(4)


RATING DISTRIBUTION(6)

[CHART]

AAA          69.6%
A             1.5%
BBB           6.2%
BB            1.1%
NON-RATED    21.6%

* Private insurance does not decrease the risk of loss of principal associated with this investment.


FUND INFORMATION
AS OF SEPTEMBER 30, 2001

PERFORMANCE(7)                    CLASS A        CLASS B

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year                           9.27%          8.52%
Five Years                         5.31           4.56
Life of Fund+                      4.97           4.57


SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
One Year                           6.79%          5.52%
Five Years                         4.83           4.56
Life of Fund+                      4.72           4.57


+ Inception date: Class A: 6/27/96; Class B: 5/29/92


5 LARGEST SECTORS(6)

BY NET ASSETS

ESCROWED/PREREFUNDED               23.0%
SPECIAL TAX REVENUE                14.7%
INSURED - ELECTRIC UTILITIES*      12.4%
INSURED - GENERAL OBLIGATIONS*     10.8%
INSURED - LEASE REVENUE/COPS*       8.5%

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares.
(2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax, or state and local income tax.
(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(4) Taxable-equivalent rates assume maximum 44.76% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/01 only and may not be representative of the Portfolio's current or future investments.
(7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year;
    2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2001


INVESTMENT UPDATE


[PHOTO OF CYNTHIA J. CLEMSON]

CYNTHIA J. CLEMSON
PORTFOLIO MANAGER

MANAGEMENT UPDATE

- Florida's tourist-related businesses have slowed in recent months, dipping significantly following the September 11 attacks. Cruise ships and air travel have been especially weak. The construction sector has seen strong job growth, as demand for housing has remained fairly robust. The state's jobless rate was 4.3% in September 2001, up from 3.6% a year ago.

- Insured* water and sewer bonds were the Portfolio's largest sector weighting at September 30, 2001. Amid rapid population growth, Florida communities have confronted increasing demands on water and sewer facilities. The Portfolio's water and sewer issues provided excellent quality and liquidity.

- Insured* general obligations were among the Portfolio's largest sector weightings. A large exposure to high-quality bonds boosted performance as a decline in interest rates generated an impressive market rally during the period.

- Special tax revenue bonds represented a large commitment of the Portfolio. These bonds provided funding for a broad array of facilities for Florida cities and towns struggling to deal with the infrastructural demands of expanding communities.

- Management continued its efforts to improve the Portfolio's call protection. With the sharp decline of interest rates during the past year, call protection has come an increasingly important strategic consideration.

PORTFOLIO STATISTICS(6)

- Number of Issues:                         49
- Effective Maturity:                       7.6 years
- Average Rating:                           AA
- Average Call:                             6.0 years
- Average Dollar Price:                     $100.79


THE FUND

- During the six months ended September 30, 2001, the Fund's Class A, Class B and Class C shares had total returns of 3.41%, 3.03% and 2.99%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $10.24 on September 30, 2001 from $10.13 on March 31, 2001, and the reinvestment of $0.227 and $0.190 per share, respectively, in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $9.67 from $9.57, and the reinvestment of $0.180 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 2001 of $10.24 per share for Class A and Class B, and $9.67 for Class C, distribution rates were 4.49%, 3.81% and 3.83%, respectively.(3) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 7.37%, 6.26% and 6.29%, respectively.(4)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2001 were 3.72%, 3.06% and 3.06%, respectively.(5) The SEC 30-day yields of Class A, B and C shares are equivalent to taxable yields of 6.11%, 5.02% and 5.02%, respectively.(4)


RATING DISTRIBUTION(6)

[CHART]

AAA           60.1%
AA            15.7%
A              5.3%
BBB            3.9%
BB             2.0%
NON-RATED     13.0%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
AS OF SEPTEMBER 30, 2001

PERFORMANCE(7)                    CLASS A     CLASS B      CLASS C

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year                           9.60%       8.80%        8.76%
Five Years                         4.88        4.11         4.06
Life of Fund+                      4.82        4.40         3.44


SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
One Year                           7.19%       5.80%        7.76%
Five Years                         4.41        4.11         4.06
Life of Fund+                      4.56        4.40         3.44

+ Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93


5 LARGEST SECTORS(6)

BY NET ASSETS

INSURED - WATER & SEWER*           16.2%
INSURED - GENERAL OBLIGATIONS*     14.1%
SPECIAL TAX REVENUE                10.2%
ELECTRIC UTILITIES                  7.5%
HOSPITAL                            6.5%

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.
(2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax, or state intangibles tax.
(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(4) Taxable-equivalent rates assume maximum 39.10% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/01 only and may not be representative of the Portfolio's current or future investments.
(7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year;
    2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year. Class C shares redeemed within 1st year are subject to 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
 AS OF SEPTEMBER 30, 2001


INVESTMENT UPDATE


[PHOTO OF WILLIAM H. AHERN]

WILLIAM H. AHERN
PORTFOLIO MANAGER

MANAGEMENT UPDATE

- The Massachusetts economy felt the impact of slower sales in technology, a sector characterized by uncertainty and increasing job losses. The financial services sector, for years a stalwart of the local economy, also featured some layoffs, as weak financial markets sent some investors to the sidelines. The September 2001 jobless rate was 3.9%, up from 2.5% a year ago.

- Education bonds were the Portfolio's largest sector weighting at September 30, 2001. The Portfolio focused on well-regarded issuers with high applicant-to-placement ratios, including Boston College, Babson College and The Park School in Brookline.

- General obligations and escrowed bonds were major contributors to the Portfolio. Escrowed bonds are those that have been pre-refunded in advance of their call date and tend to have above-average coupons. Because they are backed by Treasury bonds, they are considered to be of very high quality.

- Hospital bonds represented a major commitment. With the Massachusetts hospital market reflecting a keen competition, management focused on those hospitals with strong underlying fundamentals, sound management and highly marketable health care specialities.

- Management continued its efforts to upgrade the Portfolio's call protection. The Portfolio sold bonds with approaching call dates in favor of high quality, non-callable bonds and bonds with more attractive call characteristics.

PORTFOLIO STATISTICS(6)

- Number of Issues:                         49
- Effective Maturity:                       8.7 years
- Average Rating:                           AA-
- Average Call:                             7.4 years
- Average Dollar Price:                     $101.02


THE FUND

- During the six months ended September 30, 2001, the Fund's Class A, Class B and Class C shares had total returns of 3.60%, 3.19% and 3.13%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $10.24 on September 30, 2001 from $10.11 on March 31, 2001, and the reinvestment of $0.225 and $0.185 per share, respectively, in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $9.80 from $9.68, and the reinvestment of $0.177 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 2001 of $10.24 per share for Class A and Class B, and $9.80 for Class C, distribution rates were 4.39%, 3.61% and 3.62%, respectively.(3) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 7.64%, 6.28% and 6.30%, respectively.(4)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2001 were 3.54%, 2.87% and 2.86%, respectively.(5) The SEC 30-day yields of Class A, B and C shares are equivalent to taxable yields of 6.16%, 4.99% and 4.97%, respectively.(4)


RATING DISTRIBUTION(6)

[CHART]

AAA          38.1%
AA           19.4%
A            15.4%
BBB          21.2%
BB            1.0%
NON-RATED     4.9%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
AS OF SEPTEMBER 30, 2001

PERFORMANCE(7)                    CLASS A   CLASS B   CLASS C

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year                           9.37%     8.52%     8.49%
Five Years                         4.97      4.17      4.16
Life of Fund+                      4.81      4.38      3.63


SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
One Year                           6.87%     5.52%     7.49%
Five Years                         4.49      4.17      4.16
Life of Fund+                      4.56      4.38      3.63

+ Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

5 LARGEST SECTORS(6)

BY NET ASSETS

EDUCATION                       15.1%
ESCROWED/PREREFUNDED            14.5%
GENERAL OBLIGATIONS             14.2%
HOSPITAL                        13.5%
INSURED - GENERAL OBLIGATIONS*  10.0%

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.
(2) A portion of the Fund's income may be subject to federal income and state income tax and/or federal alternative minimum tax.
(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(4) Taxable-equivalent rates assume maximum 42.51% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors may not be representative of the Portfolio's current or future investments.
(7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year;
    2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year. Class C shares redeemed within 1st year are subject to 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2001


INVESTMENT UPDATE


[PHOTO OF WILLIAM H. AHERN]

WILLIAM H. AHERN
PORTFOLIO MANAGER

MANAGEMENT UPDATE


- New Jersey has reflected the weaker regional economy, especially in the aftermath of the attacks. However, while retail activity has tapered, the construction sector has remained strong, especially in northern New Jersey. The state's jobless rate was 4.5% in September 2001, up from 3.8% a year ago.

- Insured* general obligations and uninsured general obligations were the Portfolio's largest sector weighting. A large exposure to high-quality issues boosted performance, as the sharp decline in rates throughout the period created a favorable market environment for bonds.

- Insured* hospitals were among the Portfolio's largest investments, including AHS Hospital Corp., which serves 11 counties in northern and central New Jersey. AHS operates a wide array of health care and community services, including a Children's Medical Center, a Brain Tumor Center, a Neurosciences Institute and a Behavioral Care Center.

- Selected cogeneration bonds presented excellent income opportunities for the Portfolio. Facilities such as Trigen-Trenton Cogen have become increasingly viewed as important alternative energy sources.

- The Portfolio continued to pursue opportunities in what we believe are relatively undervalued sectors of the market. We also continued to improve call protection, seeking to add potential for capital appreciation without sacrificing yield.


PORTFOLIO STATISTICS(6)

- Number of Issues:                         54
- Effective Maturity:                       8.3 years
- Average Rating:                           AA
- Average Call:                             7.0 years
- Average Dollar Price:                     $101.34


THE FUND

- During the six months ended September 30, 2001, the Fund's Class A and Class B shares had total returns of 2.57% and 2.16%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $10.20 on September 30, 2001 from $10.18 on March 31, 2001, and the reinvestment of $0.234 and $0.194 per share, respectively, in tax-free income.(2)

- Based on the most recent dividends and NAVs on September 30, 2001 of $10.20 per share for Class A and Class B, the Fund's distribution rates were 4.61% and 3.82%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.08% and 6.70%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30 were 3.29% and 2.60%, respectively.(5) The SEC 30-day yields of Class A and Class B shares are equivalent to taxable rates of 5.77% and 4.56%, respectively.(4)

RATING DISTRIBUTION(6)

[CHART]

AAA           58.5%
AA            15.5%
A              9.5%
BBB            7.4%
BB             2.3%
BB             0.8%
NON-RATED      6.0%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
AS OF SEPTEMBER 30, 2001

PERFORMANCE(7)                    CLASS A     CLASS B

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year                           8.23%       7.39%
Five Years                         4.90        4.11
Life of Fund+                      4.80        4.37


SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
One Year                           5.76%       4.39%
Five Years                         4.43        4.11
Life of Fund+                      4.54        4.37

+ Inception date: Class A: 6/27/96; Class B: 6/1/92

5 LARGEST SECTORS(6)
BY NET ASSETS

INSURED - GENERAL OBLIGATIONS*          29.7%
GENERAL OBLIGATIONS                     11.1%
INSURED - HOSPITAL*                      8.5%
HOSPITAL                                 8.2%
INDUSTRIAL DEVELOPMENT REVENUE           7.8%

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares.
(2) A portion of the Fund's income could be subject to federal income and/or alternative minimum tax, or state and local income tax.
(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(4) Taxable-equivalent rates assume maximum 42.98% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/01 only and may not be representative of the Portfolio's current or future investments.
(7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year;
    2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2001


INVESTMENT UPDATE


[PHOTO OF WILLIAM H. AHERN]

WILLIAM H. AHERN
PORTFOLIO MANAGER

MANAGEMENT UPDATE

- The New York economy was dealt a severe blow in September, with an estimated 100,000 jobs lost as a direct result of the terrorist attacks. New York City has witnessed a decline in tourism and retail activity, while the financial services sector has suffered layoffs and weaker profits. The state's jobless rate was 4.9% in September 2001, up from 4.5% a year ago.

- Following the events of September 11, management maintained a large exposure to essential services bonds, including transportation bonds, the Portfolio's largest sector weighting. These issues receive revenues from fees and tolls, which tend to be more stable in a slow economic environment.

- Special tax revenue bonds represented a major commitment for the Portfolio at September 30, 2001. These issues finance a wide variety of public improvement projects and are backed by revenues generated by assessments or special taxes levied on the recipient communities and properties.

- In the dramatically worsened economy, management remained very selective with respect to more economically-sensitive areas, including general obligation bonds and industrial development revenue bonds.

- Management remained well-diversified across the maturity spectrum. The portfolio was thus able to benefit from the rally generated in the shorter maturities, while continuing to enjoy higher yields in the longer end of the market.


PORTFOLIO STATISTICS(6)

- Number of Issues:                         50
- Effective Maturity:                       8.3 years
- Average Rating:                           AA-
- Average Call:                             6.9 years
- Average Dollar Price:                     $102.25


THE FUND

- During the six months ended September 30, 2001, the Fund's Class A, Class B and Class C shares had total returns of 2.40%, 2.00% and 1.97%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $10.56 on September 30, 2001 from $10.55 on March 31, 2001, and the reinvestment of $0.236 and $0.196 per share, respectively, in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $10.02 from $10.01, and the reinvestment of $0.182 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 2001 of $10.56 per share for Class A and Class B, and $10.02 for Class C, distribution rates were 4.45%, 3.69% and 3.62%, respectively.(3) The distribution rates of Class A ,Class B and Class C shares are equivalent to taxable rates of 7.84%, 6.50% and 6.38%, respectively.(4)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2001 were 3.64%, 2.94% and 2.96%, respectively.(5) The SEC 30-day yields of Class A, Class B and Class C shares are equivalent to taxable yields of 6.42%, 5.18% and 5.22%, respectively.(4)


RATING DISTRIBUTION(6)

[CHART]

AA            50.9%
AAA           20.9%
A             14.7%
NON-RATED      7.5%
BBB            3.5%
BB             2.5%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
AS OF SEPTEMBER 30, 2001

PERFORMANCE(7)                    CLASS A      CLASS B      CLASS C

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year                           8.94%        8.11%        8.04%
Five Years                         5.55         4.76         4.71
Life of Fund+                      5.15         4.72         3.89


SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
One Year                           6.53%        5.11%        7.04%
Five Years                         5.08         4.76         4.71
Life of Fund+                      4.90         4.72         3.89

+ Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93


5 LARGEST SECTORS(6)

BY NET ASSETS

TRANSPORTATION                               11.7%
SPECIAL TAX REVENUE                          11.6%
LEASE REVENUE/CERTICATES OF PARTICIPATION    10.7%
INSURED* - EDUCATION                          7.7%
INSURED* - TRANSPORTATION                     7.6%

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.
(2) A portion of the Fund's income could be subject to federal income and/or alternative minimum tax, or state and local income tax.
(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(4) Taxable-equivalent rates assume maximum 43.27% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/01 only and may not be representative of the Portfolio's current or future investments.
(7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year;
    2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year. Class C shares redeemed within 1st year are subject to 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2001


INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

WILLIAM H. AHERN
PORTFOLIO MANAGER


MANAGEMENT UPDATE

- Ohio's manufacturing sector weakened significantly in 2001. As demand for steel and fabricated metal products softened, steel plant utilization fell to 75%, well below optimal capacity. Demand for temporary business help, however, increased somewhat. Ohio's jobless rate was 4.3% in September 2001, up from 4.1% a year ago.

- Insured general obligations* and uninsured general obligations were among the Portfolio's largest sector weightings at September 30, 2001. A large exposure to these high-quality bonds contributed to performance as an interest rate decline generated a market rally during the period.

- Like many areas around the nation, Ohio's hospital industry has become increasingly competitive. The Portfolio's hospital investments have been focused on institutions that have been able to improve dramatically their cost structures while improving the quality of health care delivery.

- Industrial development revenue bonds continued to play a significant role in the Portfolio. In a weaker economy, management very closely monitored companies for signs of deteriorating fundamentals and included non-manufacturing investments.

- Management continued its efforts to upgrade the Portfolio's call protection. The Portfolio sold bonds with approaching call dates in favor of bonds with more attractive call characteristics, including non-callable bonds.


PORTFOLIO STATISTICS(6)

- Number of Issues:                         45
- Effective Maturity:                       9.8 years
- Average Rating:                           AA
- Average Call:                             7.8 years
- Average Dollar Price:                     $101.68


THE FUND

- During the six months ended September 30, 2001, the Fund's Class A and Class B shares had total returns of 2.75% and 2.37%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $9.80 on September 30, 2001 from $9.76 on March 31, 2001, and the reinvestment of $0.220 and $0.185 per share, respectively, in tax-free income.(2)

- Based on the most recent dividends and NAVs on September 30, 2001 of $9.80 per share for Class A and Class B, the Fund's distribution rates were 4.39% and 3.67%, respectively.(3) The distribution rates of Class A and Class B shares are equivalent to taxable rates of 7.79% and 6.52%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30, 2001 were 3.40% and 2.73%, respectively.(5) The SEC 30-day yields of Class A and
  Class B are equivalent to taxable yields of 6.04 % and 4.85%, respectively.(4)


RATING DISTRIBUTION(6)

[CHART]

AAA           56.7%
A             13.3%
BBB           10.7%
AA             9.8%
NON-RATED      9.5%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
AS OF SEPTEMBER 30, 2001

PERFORMANCE(7)                    CLASS A     CLASS B

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year                           7.54%       6.76%
Five Years                         4.61        3.88
Life of Fund+                      4.25        3.82


SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
One Year                           5.12%       3.76%
Five Years                         4.13        3.88
Life of Fund+                      3.97        3.82

+ Inception date: Class A: 10/22/96; Class B: 4/16/93


5 LARGEST SECTORS(6)

BY NET ASSETS

INSURED - GENERAL OBLIGATIONS*        30.7%
GENERAL OBLIGATIONS                   11.6%
INDUSTRIAL DEVELOPMENT REVENUE        10.4%
HOSPITAL                               8.2%
INSURED* - TRANSPORTATION              6.5%

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares.
(2) A portion of the Fund's income could be subject to federal income and/or alternative minimum tax, or state and local income tax.
(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(4) Taxable-equivalent rates assume maximum 43.67% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/01 only and may not be representative of the Portfolio's current or future investments.
(7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year;
    2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
 AS OF SEPTEMBER 30, 2001


INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

CYNTHIA J. CLEMSON
PORTFOLIO MANAGER

MANAGEMENT UPDATE

- Pennsylvania job growth slowed significantly in the past six months, with the manufacturing sector especially hard-hit. Interestingly, the building trades remained fairly strong, reflecting continued momentum in new construction. Pennsylvania's jobless rate was 4.6% in September 2001, up from the 4.2% pace of a year ago.

- Insured* general obligations (GOs) constituted the Portfolio's largest sector commitment at September 30, 2001. While representing excellent quality, insured* issues also added a measure of safety that is attractive in an uncertain economic climate.

- The Portfolio remained extremely selective in the Pennsylvania hospital sector, especially in the highly competitive Philadelphia market. Management found good value in financially sound institutions located in suburban and rural communities.

- Insured* education bonds played a significant role in the Portfolio. Education issues have non-cyclical characteristics, a distinct advantage in a weak economy. The Portfolio's investments included issues for Duquesne University, St. Joseph's University and the University of Pittsburgh.

- Management continued its efforts to improve the Portfolio's call protection. With the decline of interest rates in the past year, many bonds are now be approaching their call dates. Maintaining call protection helps avoid untimely calls, while enhancing appreciation potential.


PORTFOLIO STATISTICS(6)

- Number of Issues:                         49
- Effective Maturity:                       8.6 years
- Average Rating:                           AA-
- Average Call:                             7.1 years
- Average Dollar Price:                     $95.47


THE FUND
- During the six months ended September 30, 2001, the Fund's Class A, Class B and Class C shares had total returns of 2.74%, 2.33% and 2.35%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $10.31 on September 30, 2001 from $10.27 on March 31, 2001, and the reinvestment of $0.233 and $0.193 per share, respectively, in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $9.76 from $9.72, and the reinvestment of $0.183 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 2001 of $10.31 per share for Class A and Class B, and $9.76 for Class C, distribution rates were 4.56%, 3.78% and 3.79%, respectively.(3) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 7.70%, 6.39% and 6.40%, respectively.(4)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2001 were 3.88%, 3.20% and 3.21%, respectively.(5) The SEC 30-day yields of Class A, Class B and Class C are equivalent to taxable yields of 6.56%, 5.41% and 5.42%, respectively.(4)


RATING DISTRIBUTION(6)

[CHART]

AAA               62.6%
BBB               15.3%
NON-RATED         10.5%
A                  9.9%
BB                 1.7%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
AS OF SEPTEMBER 30, 2001

PERFORMANCE(7)                    CLASS A     CLASS B     CLASS C

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year                           8.23%       7.39%       7.35%
Five Years                         5.03        4.24        4.17
Life of Fund+                      4.95        4.52        3.62


SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
One Year                           5.79%       4.39%       6.35%
Five Years                         4.56        4.24        4.17
Life of Fund+                      4.70        4.52        3.62

+ Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93


5 LARGEST SECTORS(6)

BY NET ASSETS

INSURED - GENERAL OBLIGATIONS*        17.0%
ESCROWED/PREREFUNDED                  14.5%
HOSPITAL                              12.4%
INSURED - TRANSPORTATION*             11.7%
INSURED - EDUCATION*                   6.8%

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.
(2) A portion of the Fund's income could be subject to federal income and/or alternative minimum tax, or state and local income tax.
(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(4) Taxable-equivalent rates assume maximum 40.81% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/01 only and may not be representative of the Portfolio's current or future investments.
(7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year;
    2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year. Class C shares redeemed within 1st year are subject to 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2001

                                       CALIFORNIA     FLORIDA     MASSACHUSETTS
                                      LIMITED FUND  LIMITED FUND  LIMITED FUND
-------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------
Investment in Limited Maturity
   Municipals Portfolio --
   Identified cost                    $20,285,579   $36,476,890    $38,441,049
   Unrealized appreciation              1,219,767     1,548,370      1,420,887
-------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT
   VALUE                              $21,505,346   $38,025,260    $39,861,936
-------------------------------------------------------------------------------
Receivable for Fund shares sold       $        --   $       100    $    55,477
-------------------------------------------------------------------------------
TOTAL ASSETS                          $21,505,346   $38,025,360    $39,917,413
-------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------
Payable for Fund shares redeemed      $        31   $    41,379    $        --
Dividends payable                          24,928        53,245         47,091
Payable to affiliate for service
   fees                                        --           266            345
Accrued expenses                           12,794        22,768         20,279
-------------------------------------------------------------------------------
TOTAL LIABILITIES                     $    37,753   $   117,658    $    67,715
-------------------------------------------------------------------------------
NET ASSETS                            $21,467,593   $37,907,702    $39,849,698
-------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                       $22,519,115   $39,889,072    $40,294,297
Accumulated net realized loss from
   Portfolio (computed on the basis
   of identified cost)                 (2,216,998)   (3,476,490)    (1,933,848)
Accumulated undistributed
   (distributions in excess of) net
   investment income                      (54,291)      (53,250)        68,362
Net unrealized appreciation from
   Portfolio (computed on the basis
   of identified cost)                  1,219,767     1,548,370      1,420,887
-------------------------------------------------------------------------------
TOTAL                                 $21,467,593   $37,907,702    $39,849,698
-------------------------------------------------------------------------------
Class A Shares
-------------------------------------------------------------------------------
NET ASSETS                            $19,779,298   $33,125,743    $33,533,156
SHARES OUTSTANDING                      1,905,952     3,235,517      3,275,173
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest
      outstanding)                    $     10.38   $     10.24    $     10.24
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 97.75 of net
      asset value per share)          $     10.62   $     10.48    $     10.48
-------------------------------------------------------------------------------
Class B Shares
-------------------------------------------------------------------------------
NET ASSETS                            $ 1,688,295   $ 2,074,545    $ 2,755,530
SHARES OUTSTANDING                        162,727       202,568        269,071
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest
      outstanding)                    $     10.38   $     10.24    $     10.24
-------------------------------------------------------------------------------
Class C Shares
-------------------------------------------------------------------------------
NET ASSETS                            $        --   $ 2,707,414    $ 3,561,012
SHARES OUTSTANDING                             --       279,838        363,345
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest
      outstanding)                    $        --   $      9.67    $      9.80
-------------------------------------------------------------------------------

 On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2001

                                       NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
                                      LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
--------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------
Investment in Limited Maturity
   Municipals Portfolio --
   Identified cost                    $34,456,900   $51,446,043   $16,956,612   $35,933,347
   Unrealized appreciation              1,510,130     2,400,082       325,781     1,028,869
--------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT
   VALUE                              $35,967,030   $53,846,125   $17,282,393   $36,962,216
--------------------------------------------------------------------------------------------
Receivable for Fund shares sold       $   110,730   $    67,034   $    48,851   $    20,012
--------------------------------------------------------------------------------------------
TOTAL ASSETS                          $36,077,760   $53,913,159   $17,331,244   $36,982,228
--------------------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------------------
Payable for Fund shares redeemed      $    11,554   $    57,280   $    13,093   $    29,713
Dividends payable                          44,904        66,814        28,660        48,962
Payable to affiliate for service
   fees                                        --           436            --           539
Accrued expenses                           18,135        19,697        14,060        18,036
--------------------------------------------------------------------------------------------
TOTAL LIABILITIES                     $    74,593   $   144,227   $    55,813   $    97,250
--------------------------------------------------------------------------------------------
NET ASSETS                            $36,003,167   $53,768,932   $17,275,431   $36,884,978
--------------------------------------------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------------------------------------------
Paid-in capital                       $36,514,213   $52,582,916   $18,317,534   $37,188,200
Accumulated net realized loss from
   Portfolio (computed on the basis
   of identified cost)                 (2,008,108)   (1,182,585)   (1,379,354)   (1,410,283)
Accumulated undistributed
   (distributions in excess of) net
   investment income                      (13,068)      (31,481)       11,470        78,192
Net unrealized appreciation from
   Portfolio (computed on the basis
   of identified cost)                  1,510,130     2,400,082       325,781     1,028,869
--------------------------------------------------------------------------------------------
TOTAL                                 $36,003,167   $53,768,932   $17,275,431   $36,884,978
--------------------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------------------
NET ASSETS                            $34,135,616   $45,435,005   $16,263,764   $29,446,218
SHARES OUTSTANDING                      3,348,230     4,303,343     1,660,102     2,857,462
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest
      outstanding)                    $     10.20   $     10.56   $      9.80   $     10.31
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 97.75 of net
      asset value per share)          $     10.43   $     10.80   $     10.03   $     10.55
--------------------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------------------
NET ASSETS                            $ 1,867,551   $ 3,944,447   $ 1,011,667   $ 1,883,898
SHARES OUTSTANDING                        183,133       373,671       103,284       182,759
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest
      outstanding)                    $     10.20   $     10.56   $      9.80   $     10.31
--------------------------------------------------------------------------------------------
Class C Shares
--------------------------------------------------------------------------------------------
NET ASSETS                            $        --   $ 4,389,480   $        --   $ 5,554,862
SHARES OUTSTANDING                             --       438,060            --       569,209
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest
      outstanding)                    $        --   $     10.02   $        --   $      9.76
--------------------------------------------------------------------------------------------

 On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001

                                       CALIFORNIA     FLORIDA     MASSACHUSETTS
                                      LIMITED FUND  LIMITED FUND  LIMITED FUND
-------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------
Interest allocated from Portfolio       $537,437     $1,036,129    $1,011,882
Expenses allocated from Portfolio        (70,290)      (110,724)     (108,939)
-------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO    $467,147     $  925,405    $  902,943
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Trustees' fees and expenses             $    105     $       97    $      102
Distribution and service fees
   Class A                                14,623         24,506        24,773
   Class B                                 7,705         13,035        11,003
   Class C                                    --         11,420        12,255
Legal and accounting services              7,636          8,419         8,659
Printing and postage                       1,666          2,454         2,962
Custodian fee                              3,969          3,622         3,008
Transfer and dividend disbursing
   agent fees                             10,634         18,671        19,361
Registration fees                            728          4,423         2,384
Miscellaneous                              2,058          3,563         3,714
-------------------------------------------------------------------------------
TOTAL EXPENSES                          $ 49,124     $   90,210    $   88,221
-------------------------------------------------------------------------------

NET INVESTMENT INCOME                   $418,023     $  835,195    $  814,722
-------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)           $ 36,739     $  151,847    $    9,075
   Financial futures contracts           (39,002)       (36,670)       (7,320)
-------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                $ (2,263)    $  115,177    $    1,755
-------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                            $259,455     $  286,075    $  502,435
   Financial futures contracts             2,254        (11,254)      (34,202)
-------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)          $261,709     $  274,821    $  468,233
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN        $259,446     $  389,998    $  469,988
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $677,469     $1,225,193    $1,284,710
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001

                                       NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
                                      LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
--------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------
Interest allocated from Portfolio      $ 942,698     $1,375,949     $442,358     $ 970,555
Expenses allocated from Portfolio       (106,370)      (137,394)     (57,727)     (101,292)
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO   $ 836,328     $1,238,555     $384,631     $ 869,263
--------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------
Trustees' fees and expenses            $     105     $    1,048     $    105     $     102
Distribution and service fees
   Class A                                24,153         33,777       11,719        21,931
   Class B                                 9,389         16,225        5,117         8,674
   Class C                                    --         14,996           --        21,794
Legal and accounting services              7,923          8,024        7,349         7,924
Printing and postage                       2,724          3,924        1,359         3,112
Custodian fee                              2,113          3,395        3,279         2,671
Transfer and dividend disbursing
   agent fees                             17,941         26,519       14,353        20,317
Registration fees                          1,109          1,837        2,336           919
Miscellaneous                              3,611          4,881        1,251         4,175
--------------------------------------------------------------------------------------------
TOTAL EXPENSES                         $  69,068     $  114,626     $ 46,868     $  91,619
--------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                  $ 767,260     $1,123,929     $337,763     $ 777,644
--------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
--------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)          $  73,605     $   35,954     $(13,204)    $ (13,558)
   Financial futures contracts            (4,880)        (7,320)      (3,724)      (24,741)
--------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)               $  68,725     $   28,634     $(16,928)    $ (38,299)
--------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                           $  16,946     $   50,863     $123,255     $ 192,878
   Financial futures contracts           (22,801)       (34,202)     (16,949)      (13,427)
--------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)         $  (5,855)    $   16,661     $106,306     $ 179,451
--------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN       $  62,870     $   45,295     $ 89,378     $ 141,152
--------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 830,130     $1,169,224     $427,141     $ 918,796
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001

                                       CALIFORNIA     FLORIDA     MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS     LIMITED FUND  LIMITED FUND  LIMITED FUND
-------------------------------------------------------------------------------
From operations --
   Net investment income              $   418,023   $   835,195    $   814,722
   Net realized gain (loss)                (2,263)      115,177          1,755
   Net change in unrealized
      appreciation (depreciation)         261,709       274,821        468,233
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $   677,469   $ 1,225,193    $ 1,284,710
-------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                         $  (417,184)  $  (728,708)   $  (730,519)
      Class B                             (27,946)      (53,657)       (44,123)
      Class C                                  --       (47,474)       (49,448)
   In excess of net investment
      income
      Class B                              (2,867)           --           (331)
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS   $  (447,997)  $  (829,839)   $  (824,421)
-------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                         $   281,548   $   494,858    $ 1,073,981
      Class B                             492,805       217,949      1,141,296
      Class C                                  --       423,723      1,176,169
   Net asset value of shares issued
      to shareholders in payment of
      distributions declared
      Class A                             181,033       301,865        398,557
      Class B                               8,945        16,272         31,951
      Class C                                  --        13,941         20,895
   Cost of shares redeemed
      Class A                            (683,276)   (2,300,969)    (1,571,107)
      Class B                            (510,738)     (557,457)      (169,136)
      Class C                                  --      (365,193)      (239,945)
      Class A                             202,837     2,511,833        493,294
      Class B                            (202,837)   (2,511,833)      (493,294)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND SHARE
   TRANSACTIONS                       $  (229,683)  $(1,755,011)   $ 1,862,661
-------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                             $      (211)  $(1,359,657)   $ 2,322,950
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                $21,467,804   $39,267,359    $37,526,748
-------------------------------------------------------------------------------
AT END OF PERIOD                      $21,467,593   $37,907,702    $39,849,698
-------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-------------------------------------------------------------------------------
AT END OF PERIOD                      $   (54,291)  $   (53,250)   $    68,362
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001

                                       NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS     LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
--------------------------------------------------------------------------------------------
From operations --
   Net investment income              $   767,260   $ 1,123,929   $   337,763   $   777,644
   Net realized gain (loss)                68,725        28,634       (16,928)      (38,299)
   Net change in unrealized
      appreciation (depreciation)          (5,855)       16,661       106,306       179,451
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $   830,130   $ 1,169,224   $   427,141   $   918,796
--------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                         $  (737,130)  $(1,002,407)  $  (318,579)  $  (662,532)
      Class B                             (39,350)      (65,654)      (21,521)      (35,443)
      Class C                                  --       (60,065)           --       (90,551)
   In excess of net investment
      income
      Class A                                  --            --       (32,509)           --
      Class B                                (194)         (458)           --          (438)
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS   $  (776,674)  $(1,128,584)  $  (372,609)  $  (788,964)
--------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                         $ 2,926,056   $ 2,217,274   $ 1,155,381   $   450,505
      Class B                             433,353     1,655,144       198,334       714,765
      Class C                                  --     2,010,330            --     1,176,042
   Net asset value of shares issued
      to shareholders in payment of
      distributions declared
      Class A                             458,418       581,380       230,552       289,420
      Class B                              29,502        32,591        10,807        20,006
      Class C                                  --        46,995            --        52,318
   Cost of shares redeemed
      Class A                          (1,118,594)   (2,825,197)     (782,849)   (1,296,800)
      Class B                            (144,675)     (380,530)     (156,500)      (88,782)
      Class C                                  --      (218,038)           --      (101,031)
      Class A                             924,332     1,576,260       558,276     1,050,547
      Class B                            (924,332)   (1,576,260)     (558,276)   (1,050,547)
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                 $ 2,584,060   $ 3,119,949   $   655,725   $ 1,216,443
--------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS            $ 2,637,516   $ 3,160,589   $   710,257   $ 1,346,275
--------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------
At beginning of period                $33,365,651   $50,608,343   $16,565,174   $35,538,703
--------------------------------------------------------------------------------------------
AT END OF PERIOD                      $36,003,167   $53,768,932   $17,275,431   $36,884,978
--------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
--------------------------------------------------------------------------------------------
AT END OF PERIOD                      $   (13,068)  $   (31,481)  $    11,470   $    78,192
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2001

                                       CALIFORNIA     FLORIDA     MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS     LIMITED FUND  LIMITED FUND  LIMITED FUND
-------------------------------------------------------------------------------
From operations --
   Net investment income              $   951,212   $ 1,828,486    $ 1,827,506
   Net realized loss                     (131,710)     (135,142)      (151,411)
   Net change in unrealized
      appreciation (depreciation)       1,335,861     2,007,137      1,766,969
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $ 2,155,363   $ 3,700,481    $ 3,443,064
-------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                         $  (882,817)  $(1,526,338)   $(1,572,032)
      Class B                             (68,184)     (180,106)       (80,547)
      Class C                                  --      (102,248)      (107,486)
   In excess of net investment
      income
      Class B                                (672)           --             --
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS   $  (951,673)  $(1,808,692)   $(1,760,065)
-------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                         $   481,153   $   947,325    $   726,892
      Class B                             622,022       502,036        608,086
      Class C                                  --     1,209,444        235,767
   Net asset value of shares issued
      to shareholders in payment of
      distributions declared
      Class A                             377,185       633,497        860,804
      Class B                              18,885        40,996         54,012
      Class C                                  --        27,465         48,018
   Cost of shares redeemed
      Class A                          (2,831,008)   (8,322,618)    (7,732,008)
      Class B                            (940,389)     (769,542)      (538,916)
      Class C                                  --    (1,697,338)    (2,390,126)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                 $(2,272,152)  $(7,428,735)   $(8,127,471)
-------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS            $(1,068,462)  $(5,536,946)   $(6,444,472)
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of year                  $22,536,266   $44,804,305    $43,971,220
-------------------------------------------------------------------------------
AT END OF YEAR                        $21,467,804   $39,267,359    $37,526,748
-------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-------------------------------------------------------------------------------
AT END OF YEAR                        $   (40,717)  $   (65,283)   $    58,342
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2001

                                       NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS     LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
--------------------------------------------------------------------------------------------
From operations --
   Net investment income              $ 1,581,975   $ 2,266,474   $   768,008   $ 1,668,354
   Net realized gain (loss)                57,319       115,849       (50,257)      (88,171)
   Net change in unrealized
      appreciation (depreciation)       1,256,980     2,415,671       658,456     1,453,706
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $ 2,896,274   $ 4,797,994   $ 1,376,207   $ 3,033,889
--------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                         $(1,463,704)  $(2,031,728)  $  (701,339)  $(1,384,947)
      Class B                             (94,945)     (159,930)      (69,202)      (84,715)
      Class C                                  --       (73,790)           --      (153,476)
   In excess of net investment
      income
      Class A                                  --            --       (20,588)           --
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS   $(1,558,649)  $(2,265,448)  $  (791,129)  $(1,623,138)
--------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                         $   592,334   $   829,010   $   165,271   $   408,822
      Class B                           1,181,705       568,952        63,342       483,576
      Class C                                  --     1,116,714            --       966,588
   Net asset value of shares issued
      to shareholders in payment of
      distributions declared
      Class A                             919,142     1,121,123       455,131       579,188
      Class B                              57,341        97,847        39,089        47,833
      Class C                                  --        51,599            --        91,619
   Cost of shares redeemed
      Class A                          (4,567,466)   (6,093,896)   (2,860,650)   (5,168,514)
      Class B                          (1,136,166)     (617,142)     (683,673)     (752,765)
      Class C                                  --      (452,681)           --    (1,023,747)
--------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                 $(2,953,110)  $(3,378,474)  $(2,821,490)  $(4,367,400)
--------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS            $(1,615,485)  $  (845,928)  $(2,236,412)  $(2,956,649)
--------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------
At beginning of year                  $34,981,136   $51,454,271   $18,801,586   $38,495,352
--------------------------------------------------------------------------------------------
AT END OF YEAR                        $33,365,651   $50,608,343   $16,565,174   $35,538,703
--------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
--------------------------------------------------------------------------------------------
AT END OF YEAR                        $   (17,731)  $   (66,775)  $    45,495   $    66,355
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            CALIFORNIA LIMITED FUND -- CLASS A
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    -----------------------------------------------------------------
                                  (UNAUDITED)(1)(2)       2001(2)        2000(2)        1999        1998        1997(3)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.260            $ 9.700        $10.350      $10.330     $ 9.980       $ 9.940
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.205            $ 0.440        $ 0.440      $ 0.453     $ 0.459       $ 0.363
Net realized and unrealized
   gain (loss)                           0.136              0.559         (0.640)       0.030       0.362         0.037(4)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.341            $ 0.999        $(0.200)     $ 0.483     $ 0.821       $ 0.400
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.221)           $(0.439)       $(0.445)     $(0.463)    $(0.459)      $(0.360)
In excess of net investment
   income                                   --                 --         (0.005)          --(5)   (0.012)           --
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.221)           $(0.439)       $(0.450)     $(0.463)    $(0.471)      $(0.360)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.380            $10.260        $ 9.700      $10.350     $10.330       $ 9.980
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(6)                           3.41%             10.54%         (1.88)%       4.56%       8.56%         3.84%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $19,779            $19,578        $20,448      $26,170     $25,780       $14,718
Ratios (As a percentage of
   average daily net assets):
   Expenses(7)                            1.09%(8)           1.03%          1.04%        0.95%       0.96%         0.90%(8)
   Expenses after custodian
      fee reduction(7)                    1.07%(8)           1.00%          1.04%        0.94%       0.94%         0.89%(8)
   Net investment income                  4.00%(8)           4.42%          4.48%        4.37%       4.51%         4.76%(8)
Portfolio Turnover of the
   Portfolio                                 3%                 8%            13%          29%         40%           57%
-------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 was to decrease net investment income per share by $.008, increase net realized and unrealized gains per share by $.008 and decrease the ratio of net investment income to average net assets from 4.15% to 4.00%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
 (4) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (5) Distributions in excess of net investment income are less than $0.001 per share.
 (6) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (7) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (8)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              CALIFORNIA LIMITED FUND -- CLASS B
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------------------
                                  (UNAUDITED)(1)(2)       2001(2)        2000(2)        1999(2)        1998(2)        1997
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.260            $ 9.700        $10.350        $10.330        $ 9.980      $10.080
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.167            $ 0.365        $ 0.366        $ 0.382        $ 0.386      $ 0.393
Net realized and unrealized
   gain (loss)                           0.137              0.564         (0.636)         0.025          0.362       (0.097)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.304            $ 0.929        $(0.270)       $ 0.407        $ 0.748      $ 0.296
----------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.167)           $(0.365)       $(0.368)       $(0.382)       $(0.386)     $(0.393)
In excess of net investment
   income                               (0.017)            (0.004)        (0.012)        (0.005)        (0.012)      (0.003)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.184)           $(0.369)       $(0.380)       $(0.387)       $(0.398)     $(0.396)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.380            $10.260        $ 9.700        $10.350        $10.330      $ 9.980
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           3.05%              9.77%         (2.58)%         3.99%          7.60%        2.99%
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 1,688            $ 1,890        $ 2,088        $ 2,399        $ 5,316      $25,386
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.84%(5)           1.78%          1.79%          1.62%          1.76%        1.71%
   Expenses after custodian
      fee reduction(4)                    1.82%(5)           1.75%          1.79%          1.61%          1.74%        1.70%
   Net investment income                  3.27%(5)           3.68%          3.73%          3.71%          3.76%        3.91%
Portfolio Turnover of the
   Portfolio                                 3%                 8%            13%            29%            40%          57%
----------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 was to decrease net investment income per share by $.008, increase net realized and unrealized gains per share by $.008 and decrease the ratio of net investment income to average net assets from 3.43% to 3.27%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               FLORIDA LIMITED FUND -- CLASS A
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------------------
                                  (UNAUDITED)(1)(2)       2001(2)        2000(2)        1999(2)        1998        1997(3)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.130            $ 9.670        $10.270        $10.290      $ 9.980       $10.030
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.228            $ 0.449        $ 0.448        $ 0.453      $ 0.465       $ 0.357
Net realized and unrealized
   gain (loss)                           0.109              0.455         (0.597)        (0.018)       0.307        (0.049)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.337            $ 0.904        $(0.149)       $ 0.435      $ 0.772       $ 0.308
----------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.227)           $(0.444)       $(0.451)       $(0.455)     $(0.462)      $(0.357)
In excess of net investment
   income                                   --                 --             --             --           --        (0.001)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.227)           $(0.444)       $(0.451)       $(0.455)     $(0.462)      $(0.358)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.240            $10.130        $ 9.670        $10.270      $10.290       $ 9.980
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                           3.41%              9.59%         (1.43)%         4.10%        8.06%         2.88%
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $33,126            $31,754        $36,952        $49,355      $50,116       $34,321
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                            0.97%(6)           0.95%          0.97%          0.90%        0.90%         0.89%(5)
   Expenses after custodian
      fee reduction(5)                    0.95%(6)           0.93%          0.94%          0.88%        0.88%         0.87%(5)
   Net investment income                  4.49%(6)           4.57%          4.55%          4.38%        4.61%         4.65%(5)
Portfolio Turnover of the
   Portfolio                                 9%                 7%            16%            16%          38%           66%
----------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change was less than $0.001 per share and 0.01%, respectively, on net investment income per share or on the ratio of net investment income to average net assets for the six months ended September 30, 2001. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average share outstanding.
 (3) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               FLORIDA LIMITED FUND -- CLASS B
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------------------
                                  (UNAUDITED)(1)(2)       2001(2)        2000(2)        1999(2)        1998(2)        1997
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.130            $ 9.670        $10.270        $10.290        $ 9.980      $10.170
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.193            $ 0.369        $ 0.374        $ 0.378        $ 0.391      $ 0.388
Net realized and unrealized
   gain (loss)                           0.107              0.460         (0.598)        (0.018)         0.307       (0.185)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.300            $ 0.829        $(0.224)       $ 0.360        $ 0.698      $ 0.203
----------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.190)           $(0.369)       $(0.374)       $(0.378)       $(0.388)     $(0.388)
In excess of net investment
   income                                   --                 --         (0.002)        (0.002)            --       (0.005)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.190)           $(0.369)       $(0.376)       $(0.380)       $(0.388)     $(0.393)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.240            $10.130        $ 9.670        $10.270        $10.290      $ 9.980
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           3.03%              8.76%         (2.17)%         3.54%          7.08%        2.05%
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 2,075            $ 4,905        $ 4,907        $ 6,326        $10,612      $48,418
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.72%(5)           1.70%          1.71%          1.63%          1.66%        1.65%
   Expenses after custodian
      fee reduction(4)                    1.70%(5)           1.68%          1.68%          1.61%          1.64%        1.63%
   Net investment income                  3.81%(5)           3.81%          3.80%          3.67%          3.84%        3.86%
Portfolio Turnover of the
   Portfolio                                 9%                 7%            16%            16%            38%          66%
----------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change was less than $0.001 per share and 0.01%, respectively, on net investment income per share or on the ratio of net investment income to average net assets for the six months ended September 30, 2001. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average share outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                  FLORIDA LIMITED FUND -- CLASS C
                                  ---------------------------------------------------------------
                                  SIX MONTHS ENDED                YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    -----------------------------------------
                                  (UNAUDITED)(1)(2)       2001(2)        2000(2)        1999(2)
-------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.570            $ 9.140        $ 9.710        $ 9.730
-------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------
Net investment income                  $ 0.179            $ 0.356        $ 0.354        $ 0.356
Net realized and unrealized
   gain (loss)                           0.101              0.423         (0.570)        (0.012)
-------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.280            $ 0.779        $(0.216)       $ 0.344
-------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------
From net investment income             $(0.180)           $(0.349)       $(0.354)       $(0.364)
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.180)           $(0.349)       $(0.354)       $(0.364)
-------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.670            $ 9.570        $ 9.140        $ 9.710
-------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.99%              8.70%         (2.21)%         3.57%
-------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 2,707            $ 2,609        $ 2,946        $ 3,950
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.72%(5)           1.69%          1.71%          1.66%
   Expenses after custodian
      fee reduction(4)                    1.70%(5)           1.67%          1.68%          1.64%
   Net investment income                  3.72%(5)           3.84%          3.80%          3.65%
Portfolio Turnover of the
   Portfolio                                 9%                 7%            16%            16%
-------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change was less than $0.001 per share and 0.01%, respectively, on net investment income per share or on the ratio of net investment income to average net assets for the six months ended September 30, 2001. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average share outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            MASSACHUSETTS LIMITED FUND -- CLASS A
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------------------
                                  (UNAUDITED)(1)(2)       2001(2)        2000(2)        1999(2)        1998        1997(3)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.110            $ 9.680        $10.320        $10.330      $ 9.990       $ 9.940
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.222            $ 0.462        $ 0.455        $ 0.450      $ 0.457       $ 0.359
Net realized and unrealized
   gain (loss)                           0.133              0.413         (0.648)        (0.004)       0.339         0.040(4)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.355            $ 0.875        $(0.193)       $ 0.446      $ 0.796       $ 0.399
----------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.225)           $(0.445)       $(0.447)       $(0.456)     $(0.456)      $(0.349)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.225)           $(0.445)       $(0.447)       $(0.456)     $(0.456)      $(0.349)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.240            $10.110        $ 9.680        $10.320      $10.330       $ 9.990
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(5)                           3.60%              9.26%         (1.85)%         4.19%        8.29%         3.83%
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $33,533            $32,736        $37,411        $43,436      $43,575       $23,995
Ratios (As a percentage of
   average daily net assets):
   Expenses(6)                            0.97%(7)           0.95%          0.94%          0.94%        0.96%         0.91%(7)
   Expenses after custodian
      fee reduction(6)                    0.93%(7)           0.92%          0.91%          0.91%        0.92%         0.89%(7)
   Net investment income                  4.37%(7)           4.70%          4.61%          4.35%        4.53%         4.76%(7)
Portfolio Turnover of the
   Portfolio                                 5%                 8%            15%            19%          46%           60%
----------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effects of this change was less than $0.001 per share and 0.01%, respectively, on net investment income per share or on the ratio of net investment income to average net assets for the six months ended September 30, 2001. Per Share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
 (4) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (5) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (6) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (7)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            MASSACHUSETTS LIMITED FUND -- CLASS B
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------------------
                                  (UNAUDITED)(1)(2)       2001(2)        2000(2)        1999(2)        1998(2)        1997
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.110            $ 9.680        $10.320        $10.330        $ 9.990      $10.100
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.183            $ 0.387        $ 0.380        $ 0.373        $ 0.384      $ 0.378
Net realized and unrealized
   gain (loss)                           0.132              0.410         (0.651)        (0.005)         0.339       (0.106)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.315            $ 0.797        $(0.271)       $ 0.368        $ 0.723      $ 0.272
----------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.183)           $(0.367)       $(0.369)       $(0.373)       $(0.383)     $(0.382)
In excess of net investment
   income                               (0.002)                --             --         (0.005)            --           --
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.185)           $(0.367)       $(0.369)       $(0.378)       $(0.383)     $(0.382)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.240            $10.110        $ 9.680        $10.320        $10.330      $ 9.990
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           3.19%              8.19%         (2.62)%         3.60%          7.33%        2.74%
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 2,756            $ 2,218        $ 2,000        $ 2,747        $ 8,451      $41,090
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.72%(5)           1.70%          1.69%          1.70%          1.70%        1.68%
   Expenses after custodian
      fee reduction(4)                    1.68%(5)           1.67%          1.66%          1.67%          1.66%        1.66%
   Net investment income                  3.60%(5)           3.93%          3.84%          3.61%          3.85%        3.90%
Portfolio Turnover of the
   Portfolio                                 5%                 8%            15%            19%            46%          60%
----------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effects of this change was less than $0.001 per share and 0.01%, respectively, on net investment income per share or on the ratio of net investment income to average net assets for the six months ended September 30, 2001. Per Share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                               MASSACHUSETTS LIMITED FUND -- CLASS C
                                  ---------------------------------------------------------------
                                  SIX MONTHS ENDED                YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    -----------------------------------------
                                  (UNAUDITED)(1)(2)       2001(2)        2000(2)        1999(2)
-------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.680            $ 9.260        $ 9.860        $ 9.880
-------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------
Net investment income                  $ 0.175            $ 0.375        $ 0.364        $ 0.354
Net realized and unrealized
   gain (loss)                           0.122              0.395         (0.612)        (0.006)
-------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.297            $ 0.770        $(0.248)       $ 0.348
-------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------
From net investment income             $(0.177)           $(0.350)       $(0.352)       $(0.360)
In excess of net investment
   income                                   --                 --             --         (0.008)
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.177)           $(0.350)       $(0.352)       $(0.368)
-------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.800            $ 9.680        $ 9.260        $ 9.860
-------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           3.13%              8.49%         (2.51)%         3.56%
-------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 3,561            $ 2,573        $ 4,561        $ 5,217
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.72%(5)           1.71%          1.69%          1.70%
   Expenses after custodian
      fee reduction(4)                    1.68%(5)           1.68%          1.66%          1.67%
   Net investment income                  3.59%(5)           3.99%          3.87%          3.57%
Portfolio Turnover of the
   Portfolio                                 5%                 8%            15%            19%
-------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effects of this change was less than $0.001 per share and 0.01%, respectively, on net investment income per share or on the ratio of net investment income to average net assets for the six months ended September 30, 2001. Per Share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            NEW JERSEY LIMITED FUND -- CLASS A
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    -----------------------------------------------------------------
                                  (UNAUDITED)(1)(2)       2001        2000(2)        1999(2)        1998        1997(3)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.180          $ 9.780       $10.320        $10.350      $10.070       $ 9.960
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.230          $ 0.470       $ 0.464        $ 0.463      $ 0.464       $ 0.362
Net realized and unrealized
   gain (loss)                           0.024            0.392        (0.540)        (0.030)       0.279         0.102(4)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.254          $ 0.862       $(0.076)       $ 0.433      $ 0.743       $ 0.464
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.234)         $(0.462)      $(0.464)       $(0.463)     $(0.463)      $(0.354)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.234)         $(0.462)      $(0.464)       $(0.463)     $(0.463)      $(0.354)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.200          $10.180       $ 9.780        $10.320      $10.350       $10.070
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(5)                           2.57%            9.04%        (0.70)%         4.04%        7.69%         4.48%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $34,136          $30,889       $32,710        $36,591      $35,879       $22,230
Ratios (As a percentage of
   average daily net assets):
   Expenses(6)                            1.01%(7)         0.98%         0.99%          0.95%        0.99%         0.88%(7)
   Expenses after custodian
      fee reduction(6)                    0.98%(7)         0.96%         0.96%          0.95%        0.98%         0.85%(7)
   Net investment income                  4.52%(7)         4.73%         4.68%          4.47%        4.56%         4.75%(7)
Portfolio Turnover of the
   Portfolio                                10%              11%           15%            13%          21%           37%
-------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets from 4.51% to 4.52%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) For the period from the commencement of offering of Class A shares, June 27, 1996 to March 31, 1997.
 (4) The per share amounts are not in accord with the net realized and unrealized gain (loss) on investments for the period because of timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (5) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (6) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (7)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            NEW JERSEY LIMITED FUND -- CLASS B
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    -----------------------------------------------------------------
                                  (UNAUDITED)(1)(2)       2001        2000(2)        1999(2)        1998(2)        1997
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.180          $ 9.780       $10.320        $10.350        $10.070      $10.110
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.194          $ 0.411       $ 0.388        $ 0.383        $ 0.391      $ 0.375
Net realized and unrealized
   gain (loss)                           0.020            0.373        (0.542)        (0.028)         0.279       (0.026)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.214          $ 0.784       $(0.154)       $ 0.355        $ 0.670      $ 0.349
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.194)         $(0.384)      $(0.386)       $(0.383)       $(0.390)     $(0.389)
In excess of net investment
   income                                   --               --            --         (0.002)            --           --
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.194)         $(0.384)      $(0.386)       $(0.385)       $(0.390)     $(0.389)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.200          $10.180       $ 9.780        $10.320        $10.350      $10.070
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.16%            8.41%        (1.48)%         3.46%          6.73%        3.53%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 1,868          $ 2,476       $ 2,272        $ 3,056        $ 8,620      $34,691
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.76%(5)         1.73%         1.74%          1.72%          1.72%        1.69%
   Expenses after custodian
      fee reduction(4)                    1.73%(5)         1.71%         1.71%          1.72%          1.71%        1.66%
   Net investment income                  3.78%(5)         3.97%         3.91%          3.70%          3.85%        3.90%
Portfolio Turnover of the
   Portfolio                                10%              11%           15%            13%            21%          37%
-------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets from 3.77% to 3.78%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             NEW YORK LIMITED FUND -- CLASS A
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    -----------------------------------------------------------------
                                  (UNAUDITED)(1)(2)       2001        2000(2)        1999(2)        1998        1997(3)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.550          $10.030       $10.560        $10.510      $10.040       $10.000
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.235          $ 0.470       $ 0.470        $ 0.468      $ 0.461       $ 0.357
Net realized and unrealized
   gain (loss)                           0.011            0.519        (0.529)         0.047        0.470         0.035(4)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.246          $ 0.989       $(0.059)       $ 0.515      $ 0.931       $ 0.392
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.236)         $(0.469)      $(0.471)       $(0.465)     $(0.461)      $(0.352)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.236)         $(0.469)      $(0.471)       $(0.465)     $(0.461)      $(0.352)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.560          $10.550       $10.030        $10.560      $10.510       $10.040
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(5)                           2.40%           10.11%        (0.50)%         4.78%        9.61%         3.74%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $45,435          $43,835       $45,773        $57,864      $59,442       $35,932
Ratios (As a percentage of
   average daily net assets):
   Expenses(6)                            0.90%(7)         0.94%         0.96%          0.91%        0.93%         0.88%(7)
   Expenses after custodian
      fee reduction(6)                    0.87%(7)         0.92%         0.93%          0.91%        0.91%         0.86%(7)
   Net investment income                  4.43%(7)         4.59%         4.63%          4.42%        4.50%         4.67%(7)
Portfolio Turnover of the
   Portfolio                                 5%              10%           18%            17%          53%           58%
-------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.42% to 4.43%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
 (4) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (5) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (6) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (7)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             NEW YORK LIMITED FUND -- CLASS B
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    -----------------------------------------------------------------
                                  (UNAUDITED)(1)(2)       2001        2000(2)        1999(2)        1998(2)        1997
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.550          $10.030       $10.560        $10.510        $10.040      $10.150
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.193          $ 0.397       $ 0.391        $ 0.386        $ 0.388      $ 0.387
Net realized and unrealized
   gain (loss)                           0.013            0.512        (0.530)         0.050          0.470       (0.109)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.206          $ 0.909       $(0.139)       $ 0.436        $ 0.858      $ 0.278
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.193)         $(0.389)      $(0.391)       $(0.386)       $(0.388)     $(0.387)
In excess of net investment
   income                               (0.003)              --            --             --             --       (0.001)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.196)         $(0.389)      $(0.391)       $(0.386)       $(0.388)     $(0.388)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.560          $10.550       $10.030        $10.560        $10.510      $10.040
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.00%            9.26%        (1.29)%         4.20%          8.65%        2.79%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 3,944          $ 4,227       $ 3,960        $ 5,078        $12,220      $60,097
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.65%(5)         1.69%         1.71%          1.68%          1.70%        1.63%
   Expenses after custodian
      fee reduction(4)                    1.62%(5)         1.67%         1.68%          1.68%          1.68%        1.61%
   Net investment income                  3.64%(5)         3.83%         3.87%          3.67%          3.77%        3.84%
Portfolio Turnover of the
   Portfolio                                 5%              10%           18%            17%            53%          58%
-------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 3.63% to 3.64%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                NEW YORK LIMITED FUND -- CLASS C
                                  ------------------------------------------------------------
                                  SIX MONTHS ENDED               YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------
                                  (UNAUDITED)(1)(2)       2001        2000(2)        1999(2)
----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.010          $ 9.510       $10.000        $ 9.950
----------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------
Net investment income                  $ 0.183          $ 0.369       $ 0.364        $ 0.368
Net realized and unrealized
   gain (loss)                           0.009            0.493        (0.490)         0.053
----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.192          $ 0.862       $(0.126)       $ 0.421
----------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------
From net investment income             $(0.182)         $(0.362)      $(0.364)       $(0.368)
In excess of net investment
   income                                   --               --            --         (0.003)
----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.182)         $(0.362)      $(0.364)       $(0.371)
----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.020          $10.010       $ 9.510        $10.000
----------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.97%            9.26%        (1.22)%         4.28%
----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 4,389          $ 2,547       $ 1,721        $ 2,737
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.64%(5)         1.68%         1.71%          1.67%
   Expenses after custodian
      fee reduction(4)                    1.61%(5)         1.66%         1.68%          1.67%
   Net investment income                  3.63%(5)         3.83%         3.89%          3.65%
Portfolio Turnover of the
   Portfolio                                 5%              10%           18%            17%
----------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 3.62% to 3.63%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 OHIO LIMITED FUND -- CLASS A
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------------------
                                  (UNAUDITED)(1)(2)       2001(2)        2000(2)        1999(2)        1998        1997(3)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.760            $ 9.430        $10.110        $10.140      $ 9.820       $ 9.860
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.199            $ 0.431        $ 0.447        $ 0.458      $ 0.461       $ 0.205
Net realized and unrealized
   gain (loss)                           0.061              0.343         (0.672)        (0.019)       0.331        (0.037)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.260            $ 0.774        $(0.225)       $ 0.439      $ 0.792       $ 0.168
----------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.199)           $(0.431)       $(0.447)       $(0.453)     $(0.461)      $(0.205)
In excess of net investment
   income                               (0.021)            (0.013)        (0.008)        (0.016)      (0.011)       (0.003)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.220)           $(0.444)       $(0.455)       $(0.469)     $(0.472)      $(0.208)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.800            $ 9.760        $ 9.430        $10.110      $10.140       $ 9.820
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                           2.75%              8.42%         (2.22)%         4.19%        8.40%         1.51%
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $16,264            $15,046        $16,761        $20,375      $18,114       $   952
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                            1.23%(6)           1.18%          1.08%          1.03%        1.11%         1.08%(6)
   Expenses after custodian
      fee reduction(5)                    1.20%(6)           1.14%          1.05%          1.00%          --          1.05%(6)
   Net investment income                  4.08%(6)           4.53%          4.63%          4.51%        4.57%         4.75%(6)
Portfolio Turnover of the
   Portfolio                                 9%                17%            13%            19%          29%           34%
----------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change was less than $0.001 per share and 0.01%, respectively, on the net income per share or on the ratio of net investment income to average net assets for the six months ended September 30, 2001, Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) For the period from the commencement of offering of Class A shares, October 22, 1996 to March 31, 1997.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 OHIO LIMITED FUND -- CLASS B
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------------------
                                  (UNAUDITED)(1)(2)       2001(2)        2000(2)        1999(2)        1998(2)        1997
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.760            $ 9.430        $10.110        $10.140        $ 9.820      $ 9.840
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.165            $ 0.361        $ 0.376        $ 0.386        $ 0.389      $ 0.408
Net realized and unrealized
   gain (loss)                           0.060              0.343         (0.672)        (0.023)         0.331       (0.033)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.225            $ 0.704        $(0.296)       $ 0.363        $ 0.720      $ 0.375
----------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.185)           $(0.374)       $(0.384)       $(0.393)       $(0.400)     $(0.395)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.185)           $(0.374)       $(0.384)       $(0.393)       $(0.400)     $(0.395)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.800            $ 9.760        $ 9.430        $10.110        $10.140      $ 9.820
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.37%              7.63%         (2.94)%         3.62%          7.43%        3.89%
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 1,012            $ 1,519        $ 2,041        $ 2,205        $ 4,249      $24,587
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.98%(5)           1.93%          1.83%          1.75%          1.80%        1.84%
   Expenses after custodian
      fee reduction(4)                    1.95%(5)           1.89%          1.80%          1.72%            --         1.81%
   Net investment income                  3.38%(5)           3.79%          3.89%          3.79%          3.92%        4.06%
Portfolio Turnover of the
   Portfolio                                 9%                17%            13%            19%            29%          34%
----------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change was less than $0.001 per share and 0.01%, respectively, on the net income per share or on the ratio of net investment income to average net assets for the six months ended September 30, 2001, Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             PENNSYLVANIA LIMITED FUND -- CLASS A
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------------------
                                  (UNAUDITED)(1)(2)       2001(2)        2000(2)        1999(2)        1998        1997(3)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.270            $ 9.870        $10.500        $10.550      $10.100       $10.030
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.230            $ 0.472        $ 0.473        $ 0.477      $ 0.481       $ 0.371
Net realized and unrealized
   gain (loss)                           0.043              0.388         (0.641)        (0.051)       0.445         0.063(4)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.273            $ 0.860        $(0.168)       $ 0.426      $ 0.926       $ 0.434
----------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.233)           $(0.460)       $(0.462)       $(0.476)     $(0.476)      $(0.364)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.233)           $(0.460)       $(0.462)       $(0.476)     $(0.476)      $(0.364)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.310            $10.270        $ 9.870        $10.500      $10.550       $10.100
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(5)                           2.74%              8.94%         (1.57)%         3.90%        9.52%         4.15%
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $29,446            $28,840        $31,851        $41,048      $43,961       $27,907
Ratios (As a percentage of
   average daily net assets):
   Expenses(6)                            1.00%(7)           0.99%          0.99%          0.94%        0.97%         0.90%(7)
   Expenses after custodian
      fee reduction(6)                    0.93%(7)           0.96%          0.97%          0.92%        0.95%         0.88%(7)
   Net investment income                  4.46%(7)           4.72%          4.69%          4.52%        4.67%         4.83%(7)
Portfolio Turnover of the
   Portfolio                                13%                 6%            11%            16%          36%           51%
----------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change was less than $0.01 per share and 0.01%, respectively, on the net income per share or on the ratio of net investment income to average net assets for the six months ended September 30, 2001, Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) For the period from the commencement of offering of Class A shares, June 27, 1996 to March 31, 1997.
 (4) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (5) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (6) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (7)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             PENNSYLVANIA LIMITED FUND -- CLASS B
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------------------
                                  (UNAUDITED)(1)(2)       2001(2)        2000(2)        1999(2)        1998(2)        1997
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.270            $ 9.870        $10.500        $10.550        $10.100      $10.190
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.191            $ 0.397        $ 0.383        $ 0.400        $ 0.407      $ 0.392
Net realized and unrealized
   gain (loss)                           0.042              0.384         (0.630)        (0.053)         0.445       (0.081)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.233            $ 0.781        $(0.247)       $ 0.347        $ 0.852      $ 0.311
----------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.191)           $(0.381)       $(0.383)       $(0.397)       $(0.402)     $(0.401)
In excess of net investment
   income                               (0.002)                --             --             --             --           --
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.193)           $(0.381)       $(0.383)       $(0.397)       $(0.402)     $(0.401)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.310            $10.270        $ 9.870        $10.500        $10.550      $10.100
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.33%              8.08%         (2.34)%         3.33%          8.55%        3.12%
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 1,884            $ 2,286        $ 2,423        $ 3,787        $ 8,277      $33,971
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.75%(5)           1.74%          1.74%          1.69%          1.71%        1.69%
   Expenses after custodian
      fee reduction(4)                    1.68%(5)           1.71%          1.72%          1.67%          1.69%        1.67%
   Net investment income                  3.68%(5)           3.96%          3.93%          3.79%          3.95%        4.05%
Portfolio Turnover of the
   Portfolio                                13%                 6%            11%            16%            36%          51%
----------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change was less than $0.01 per share and 0.01%, respectively, on the net income per share or on the ratio of net investment income to average net assets for the six months ended September 30, 2001, Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                               PENNSYLVANIA LIMITED FUND -- CLASS C
                                  ---------------------------------------------------------------
                                  SIX MONTHS ENDED                YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    -----------------------------------------
                                  (UNAUDITED)(1)(2)       2001(2)        2000(2)        1999(2)
-------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.720            $ 9.340        $ 9.930        $ 9.980
-------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------
Net investment income                  $ 0.180            $ 0.376        $ 0.376        $ 0.374
Net realized and unrealized
   gain (loss)                           0.043              0.363         (0.605)        (0.042)
-------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.223            $ 0.739        $(0.229)       $ 0.332
-------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------
From net investment income             $(0.183)           $(0.359)       $(0.361)       $(0.382)
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.183)           $(0.359)       $(0.361)       $(0.382)
-------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.760            $ 9.720        $ 9.340        $ 9.930
-------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.35%              8.08%         (2.29)%         3.36%
-------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 5,555            $ 4,413        $ 4,221        $ 5,803
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.75%(5)           1.73%          1.74%          1.71%
   Expenses after custodian
      fee reduction(4)                    1.68%(5)           1.70%          1.72%          1.69%
   Net investment income                  3.68%(5)           3.96%          3.95%          3.74%
Portfolio Turnover of the
   Portfolio                                13%                 6%            11%            16%
-------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change was less than $0.01 per share and 0.01%, respectively, on the net income per share or on the ratio of net investment income to average net assets for the six months ended September 30, 2001, Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of eight Funds, seven of which are included in these financial statements. They include Eaton Vance California Limited Maturity Municipals Fund (California Limited Fund), Eaton Vance Florida Limited Maturity Municipals Fund (Florida Limited Fund), Eaton Vance Massachusetts Limited Maturity Municipals Fund (Massachusetts Limited
   Fund), Eaton Vance New Jersey Limited Maturity Municipals Fund (New Jersey Limited Fund), Eaton Vance New York Limited Maturity Municipals Fund (New York Limited Fund), Eaton Vance Ohio Limited Maturity Municipals Fund (Ohio Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (Pennsylvania Limited Fund). Collectively the "Funds" or individually the "Fund". The Funds may offer three classes of shares: Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted before) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York trust, having the same investment objective as its corresponding Fund. The California Limited Fund invests its assets in the California Limited Maturity Municipals Portfolio, the Florida Limited Fund invests its assets in the Florida Limited Maturity Municipals Portfolio, the Massachusetts Limited Fund invests its assets in the Massachusetts Limited Maturity Municipals Portfolio, the New Jersey Limited Fund invests its assets in the New Jersey Limited Maturity Municipals Portfolio, the New York Limited Fund invests its assets in the New York Limited Maturity Municipals Portfolio, the Ohio Limited Fund invests its assets in the Ohio Limited Maturity Municipals Portfolio and the Pennsylvania Limited Fund invests its assets in the Pennsylvania Limited Maturity Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (99.9% at September 30, 2001, for each Fund except Ohio Limited Fund which was 99.1%). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Interest income is determined on the basis of interest accrual, adjusted for amortization of premium or discount. Effective April 1, 2001, the Funds, through their investment in the Portfolios, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on all fixed-income securities using the interest method of amortization. Prior to April 1, 2001, the Funds through their investment in the Portfolios, amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Funds' net assets, but resulted in the following reclassification of the components of net assets as of March 31, 2001, based on securities held by the Portfolios as of that date:

                                              INCREASE IN COST   DECREASE IN
                                               OF INVESTMENTS   NET UNREALIZED
                                                IN PORTFOLIO     APPRECIATION
    --------------------------------------------------------------------------
    California Limited Fund                       $16,400          $(16,400)
    Florida Limited Fund                            6,677            (6,677)
    Massachusetts Limited Fund                     19,719           (19,719)
    New Jersey Limited Fund                        14,077            14,077)
    New York Limited Fund                          39,949           (39,949)
    Ohio Limited Fund                                 821              (821)
    Pennsylvania Limited Fund                      23,157           (23,157)

   The effect of this change for the six months ended September 30, 2001 was to increase (decrease) net

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   investment income, increase (decrease) net realized loss, and increase (decrease) net unrealized appreciation by the following amounts:

                                              NET INVESTMENT  NET REALIZED  NET UNREALIZED
                                                  INCOME          LOSS       APPRECIATION
    --------------------------------------------------------------------------------------
    California Limited Fund                      $(16,833)       $3,940        $12,893
    Florida Limited Fund                              (90)        2,023         (1,933)
    Massachusetts Limited Fund                       (191)          (40)           231
    New Jersey Limited Fund                         2,069           (97)        (1,972)
    New York Limited Fund                           3,760             5         (3,765)
    Ohio Limited Fund                                 (65)           --             65
    Pennsylvania Limited Fund                         549             9           (558)

   The statement of change in net assets and financial highlights for prior periods have not been restated to reflect these changes in policy.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2001, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future taxable net investment income and taxable net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise taxes. A portion of such capital loss carryovers were acquired through a Fund Reorganization and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                        AMOUNT           EXPIRES
    -----------------------------------------------------------------------------
    California Limited Fund                     $      83,841    March 31,2009
                                                       49,293    March 31,2005
                                                    2,010,530    March 31,2004
                                                       30,280    March 31,2003
    Florida Limited Fund                               80,496    March 31,2009
                                                      355,608    March 31,2006
                                                      133,020    March 31,2005
                                                    2,955,585    March 31,2004
                                                       12,314    March 31,2003
    Massachusetts Limited Fund                        136,941    March 31,2009
                                                      197,971    March 31,2006
                                                       30,086    March 31,2005
                                                    1,475,326    March 31,2004
    New Jersey Limited Fund                           213,255    March 31,2006
                                                    1,767,217    March 31,2004
                                                       81,626    March 31,2003
    FUND                                        AMOUNT           EXPIRES
    -----------------------------------------------------------------------------
    New York Limited Fund                       $      20,866    March 31,2005
                                                    1,167,499    March 31,2004
    Ohio Limited Fund                                  36,233    March 31,2009
                                                      762,343    March 31,2004
                                                      551,022    March 31,2003
    Pennsylvania Limited Fund                         245,499    March 31,2009
                                                       25,743    March 31,2005
                                                    1,038,747    March 31,2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 F Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2002, and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                   CALIFORNIA LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 2001
    ----------------------------------------------------------------------------
    Sales                                                 27,401          48,648
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          17,680          37,947
    Redemptions                                          (67,064)       (285,773)
    Exchange from Class B shares                          20,009              --
    ----------------------------------------------------------------------------
    NET DECREASE                                          (1,974)       (199,178)
    ----------------------------------------------------------------------------
                                                   CALIFORNIA LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 2001
    ----------------------------------------------------------------------------
    Sales                                                 48,145          61,188
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             875           1,901
    Redemptions                                          (50,503)        (94,007)
    Exchange to Class A shares                           (20,009)             --
    ----------------------------------------------------------------------------
    NET DECREASE                                         (21,492)        (30,918)
    ----------------------------------------------------------------------------

                                                     FLORIDA LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 2001
    ----------------------------------------------------------------------------
    Sales                                                 48,765          95,248
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          29,735          64,505
    Redemptions                                         (227,709)       (847,376)
    Exchange from Class B shares                         249,658              --
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              100,449        (687,623)
    ----------------------------------------------------------------------------

                                                     FLORIDA LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 2001
    ----------------------------------------------------------------------------
    Sales                                                 21,531          50,645
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           1,604           4,178
    Redemptions                                          (55,187)        (78,183)
    Exchange to Class A shares                          (249,658)             --
    ----------------------------------------------------------------------------
    NET DECREASE                                        (281,710)        (23,360)
    ----------------------------------------------------------------------------

                                                     FLORIDA LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001  YEAR ENDED
    CLASS C                                   (UNAUDITED)         MARCH 31, 2001
    ----------------------------------------------------------------------------
    Sales                                                 44,036         129,540
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           1,454           2,963
    Redemptions                                          (38,124)       (182,484)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                                7,366         (49,981)
    ----------------------------------------------------------------------------

                                                  MASSACHUSETTS LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 2001
    ----------------------------------------------------------------------------
    Sales                                                105,317          73,694
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          39,345          87,554
    Redemptions                                         (155,154)       (788,383)
    Exchange from Class B shares                          49,122              --
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                               38,630        (627,135)
    ----------------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                  MASSACHUSETTS LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 2001
    ----------------------------------------------------------------------------
    Sales                                                112,600          61,973
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           3,153           5,489
    Redemptions                                          (16,831)        (54,699)
    Exchange to Class A shares                           (49,122)             --
    ----------------------------------------------------------------------------
    NET INCREASE                                          49,800          12,763
    ----------------------------------------------------------------------------

                                                  MASSACHUSETTS LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001  YEAR ENDED
    CLASS C                                   (UNAUDITED)         MARCH 31, 2001
    ----------------------------------------------------------------------------
    Sales                                                120,306          24,503
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           2,152           5,124
    Redemptions                                          (24,906)       (256,253)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                               97,552        (226,626)
    ----------------------------------------------------------------------------
                                                   NEW JERSEY LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 2001
    ----------------------------------------------------------------------------
    Sales                                                286,844          58,584
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          45,029          92,749
    Redemptions                                         (109,752)       (459,874)
    Exchange from Class B shares                          91,272              --
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              313,393        (308,541)
    ----------------------------------------------------------------------------

                                                   NEW JERSEY LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 2001
    ----------------------------------------------------------------------------
    Sales                                                 42,441         118,482
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           2,899           5,781
    Redemptions                                          (14,219)       (113,150)
    Exchange to Class A shares                           (91,272)             --
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              (60,151)         11,113
    ----------------------------------------------------------------------------

                                                    NEW YORK LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 2001
    ----------------------------------------------------------------------------
    Sales                                                210,560          80,391
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          55,024         109,808
    Redemptions                                         (267,565)       (598,786)
    Exchange from Class B shares                         150,218              --
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              148,237        (408,587)
    ----------------------------------------------------------------------------

                                                    NEW YORK LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 2001
    ----------------------------------------------------------------------------
    Sales                                                156,233          56,328
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           3,091           9,586
    Redemptions                                          (36,129)        (60,001)
    Exchange to Class A shares                          (150,218)             --
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              (27,023)          5,913
    ----------------------------------------------------------------------------

                                                    NEW YORK LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001  YEAR ENDED
    CLASS C                                   (UNAUDITED)         MARCH 31, 2001
    ----------------------------------------------------------------------------
    Sales                                                200,622         114,935
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           4,690           5,307
    Redemptions                                          (21,724)        (46,848)
    ----------------------------------------------------------------------------
    NET INCREASE                                         183,588          73,394
    ----------------------------------------------------------------------------

                                                      OHIO LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 2001
    ----------------------------------------------------------------------------
    Sales                                                118,112          17,366
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          23,648          47,682
    Redemptions                                          (80,307)       (301,869)
    Exchange from Class B shares                          57,610              --
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              119,063        (236,821)
    ----------------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                      OHIO LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 2001
    ----------------------------------------------------------------------------
    Sales                                                 20,364           6,537
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           1,111           4,094
    Redemptions                                          (16,162)        (71,557)
    Exchange to Class A shares                           (57,610)             --
    ----------------------------------------------------------------------------
    NET DECREASE                                         (52,297)        (60,926)
    ----------------------------------------------------------------------------

                                                  PENNSYLVANIA LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 2001
    ----------------------------------------------------------------------------
    Sales                                                 43,807          40,635
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          28,159          57,923
    Redemptions                                         (126,537)       (516,743)
    Exchange from Class B shares                         102,816              --
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                               48,245        (418,185)
    ----------------------------------------------------------------------------

                                                  PENNSYLVANIA LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 2001
    ----------------------------------------------------------------------------
    Sales                                                 69,619          47,988
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           1,948           4,781
    Redemptions                                           (8,681)        (75,584)
    Exchange to Class A shares                          (102,816)             --
    ----------------------------------------------------------------------------
    NET DECREASE                                         (39,930)        (22,815)
    ----------------------------------------------------------------------------

                                                  PENNSYLVANIA LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2001  YEAR ENDED
    CLASS C                                   (UNAUDITED)         MARCH 31, 2001
    ----------------------------------------------------------------------------
    Sales                                                120,303         100,435
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           5,377           9,662
    Redemptions                                          (10,404)       (108,103)
    ----------------------------------------------------------------------------
    NET INCREASE                                         115,276           1,994
    ----------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Funds and Portfolios are officers of the above organizations. The Funds were informed that Eaton Vance Distributors, Inc.
   (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $435, $815, $549, $4,449, $1,320, $488 and $939 as its portion of the sales charge on sales of Class A shares from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for the six months ended September 30, 2001.

   Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Class B and Class C shares to pay EVD amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B and Class C, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% (3-1/2% for Ohio Limited Fund) of the aggregate amount received by the Fund for Class B shares sold and 6.25% of the amount received by the Fund for Class C shares sold and, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B and Class C shares and, accordingly, reduces each Fund's Class B and Class C net assets. For the six months ended September 30, 2001, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued $6,421, $10,863, $9,169, $7,824, $13,521, $4,264, and $7,228, respectively for Class
   B shares, and Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued $9,517, $10,213, $12,497 and $18,162, respectively for Class C shares, to or payable to EVD representing 0.75%

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   (annualized) of each Fund's Class B and Class C average daily net assets. At September 30, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund were approximately $318,000, $634,000, $393,000, $352,000, $490,000, $556,000 and $206,000, respectively for Class B shares, and for Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund the amount of Uncovered Distribution Charges of EVD were approximately $5,170,000, $1,210,000, $1,486,000 and $208,000, respectively for Class C shares.

   The Plans authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of each Fund's average daily net assets for any fiscal year. The Trustees approved service fee payments equal to 0.15% per annum of each Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding uncovered distribution charges of EVD. For the six months ended September 30, 2001, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $14,623, $24,506, $24,773, $24,153, $33,777, $11,719, and
   $21,931, respectively for Class A shares, and $1,284, $2,172, $1,834, $1,565,
   $2,704, $853, and $1,446, respectively for Class B shares. For the six months ended September 30, 2001, Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $1,903, $2,042, $2,499, and $3,632, respectively for Class C shares.
   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended September 30, 2001, EVD received $1,000, $2,000, $3,000, $1,000, $0,
   $2,000 and $1,000, respectively for Class B shares, of CDSC paid by shareholders of California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, and CDSC paid by shareholders of Pennsylvania Limited Fund were approximately $1,000 for Class C shares.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended September 30, 2001 were as follows:

    CALIFORNIA LIMITED FUND
    ----------------------------------------------------
    Increases                                 $  977,594
    Decreases                                  1,711,828

    FLORIDA LIMITED FUND
    ----------------------------------------------------
    Increases                                 $3,673,197
    Decreases                                  6,415,062

    MASSACHUSETTS LIMITED FUND
    ----------------------------------------------------
    Increases                                 $3,832,772
    Decreases                                  2,957,803

    NEW JERSEY LIMITED FUND
    ----------------------------------------------------
    Increases                                 $4,277,680
    Decreases                                  2,547,132

    NEW YORK LIMITED FUND
    ----------------------------------------------------
    Increases                                 $7,601,481
    Decreases                                  5,609,679

    OHIO LIMITED FUND
    ----------------------------------------------------
    Increases                                 $1,866,048
    Decreases                                  1,693,905

    PENNSYLVANIA LIMITED FUND
    ----------------------------------------------------
    Increases                                 $3,409,720
    Decreases                                  3,039,682

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 23.0%
------------------------------------------------------------------------
     $1,500        ABAG Finance Authority Certificates of
                   Participation, (Stanford University
                   Hospital), (MBIA), Escrowed to Maturity,
                   4.90%, 11/1/03(1)                         $ 1,580,370
      1,000        ABAG Finance Authority Certificates of
                   Participation, (Stanford University
                   Hospital), (MBIA), Escrowed to Maturity,
                   5.125%, 11/1/05                             1,093,120
        520        California Statewide Communities
                   Development Authority, (San Gabriel
                   Valley), Escrowed to Maturity,
                   5.50%, 9/1/14                                 578,573
        500        California Statewide Communities
                   Development Corp., (Pacific Homes),
                   Prerefunded to 4/1/03, 5.90%, 4/1/09          535,535
      1,000        Sacramento, Cogeneration Authority,
                   (Proctor & Gamble), Prefunded to 7/1/05,
                   6.50%, 7/1/21                               1,153,560
------------------------------------------------------------------------
                                                             $ 4,941,158
------------------------------------------------------------------------
Hospital -- 6.4%
------------------------------------------------------------------------
     $  295        Eastern Plumas Health Care District,
                   7.50%, 8/1/07                             $   300,227
        200        San Benito Health Care District,
                   5.375%, 10/1/12                               182,942
        200        San Gorgonio Memorial Health Care
                   District, 5.80%, 5/1/14                       185,318
        400        Stockton Health Facilities, (Dameron
                   Hospital), 5.70%, 12/1/14                     408,500
        300        Torrance Hospital, (Torrance Memorial
                   Medical Center), 5.40%, 6/1/15                306,993
------------------------------------------------------------------------
                                                             $ 1,383,980
------------------------------------------------------------------------
Housing -- 1.8%
------------------------------------------------------------------------
     $  380        Corona SFMR, 6.05%, 5/1/27                $   394,961
------------------------------------------------------------------------
                                                             $   394,961
------------------------------------------------------------------------
Industrial Development Revenue -- 0.9%
------------------------------------------------------------------------
     $  200        California Pollution Control Financing
                   Authority, (Browning Ferris Industries),
                   (AMT), 5.80%, 12/1/16                     $   186,054
------------------------------------------------------------------------
                                                             $   186,054
------------------------------------------------------------------------
Insured-Education -- 1.2%
------------------------------------------------------------------------
     $  475        California Educational Facilities
                   Authority, (San Diego University),
                   (AMBAC), 0.00%, 10/1/15                   $   245,922
------------------------------------------------------------------------
                                                             $   245,922
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Electric Utilities -- 12.4%
------------------------------------------------------------------------
     $  500        California Pollution Control Financing
                   Authority, (Pacific Gas and Electric),
                   (MBIA), (AMT), 5.35%, 12/1/16             $   514,290
      1,000        California Pollution Control Financing
                   Authority, (San Diego Gas and Electric),
                   (MBIA), 5.90%, 6/1/14                       1,133,530
      1,000        Southern California Public Power
                   Authority, (AMBAC), 5.00%, 7/1/17           1,016,640
------------------------------------------------------------------------
                                                             $ 2,664,460
------------------------------------------------------------------------
Insured-General Obligations -- 10.8%
------------------------------------------------------------------------
     $1,080        Fillmore Unified School District,
                   (FGIC), 0.00%, 7/1/15                     $   565,758
        750        Mt. Diablo School District, (AMBAC),
                   5.70%, 8/1/14                                 807,060
      1,000        San Juan Unified School District, (FSA),
                   0.00%, 8/1/17                                 460,520
        705        Ukiah Unified School District, (FGIC),
                   0.00%, 8/1/10                                 490,088
------------------------------------------------------------------------
                                                             $ 2,323,426
------------------------------------------------------------------------
Insured-Hospital -- 4.9%
------------------------------------------------------------------------
     $1,000        Tri-City Hospital District, (MBIA),
                   5.625%, 2/15/17                           $ 1,062,940
------------------------------------------------------------------------
                                                             $ 1,062,940
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 8.5%
------------------------------------------------------------------------
     $2,000        Anaheim Public Financing Authority,
                   (Public Improvements), (FSA),
                   0.00%, 9/1/19                             $   809,100
        505        California State Public Works Board,
                   (Department of Corrections), (AMBAC),
                   5.25%, 12/1/13                                553,844
        400        California Statewide Communities
                   Development Authority, (FSA),
                   6.00%, 8/15/13                                455,800
------------------------------------------------------------------------
                                                             $ 1,818,744
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 7.5%
------------------------------------------------------------------------
     $1,500        San Mateo County Transportation
                   District, (MBIA), 5.25%, 6/1/17           $ 1,617,540
------------------------------------------------------------------------
                                                             $ 1,617,540
------------------------------------------------------------------------
Insured-Transportation -- 3.0%
------------------------------------------------------------------------
     $1,000        San Joaquin Hills, Transportation
                   Corridor Agency Bridge & Toll Road,
                   (MBIA), 0.00%, 1/15/12                    $   641,700
------------------------------------------------------------------------
                                                             $   641,700
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Nursing Home -- 1.1%
------------------------------------------------------------------------
     $  250        ABAG Finance Authority, (American
                   Baptist Homes), 5.75%, 10/1/17            $   231,747
------------------------------------------------------------------------
                                                             $   231,747
------------------------------------------------------------------------
Special Tax Revenue -- 14.7%
------------------------------------------------------------------------
     $  300        Alameda Public Financing Authority,
                   5.45%, 9/2/14                             $   306,333
        200        Brentwood Infrastructure Financing
                   Authority, 5.50%, 9/2/12                      206,168
        200        Capistrano Unified School District,
                   5.65%, 9/1/15                                 204,580
        200        Corona Public Financing Authority,
                   5.70%, 9/1/13                                 202,418
        200        Fontana Redevelopment Agency, (Jurupa
                   Hills), 5.50%, 10/1/17                        206,130
        360        Irvine, Improvement Bond Act 1915,
                   (Assessment District North 97-16, Group
                   Two), 5.40%, 9/2/10                           371,851
        390        Pomona Redevelopment Agency, (West Holt
                   Avenue Redevelopment), 5.50%, 5/1/13          405,760
        295        Rancho Cucamonga Public Finance
                   Authority, 5.75%, 9/2/12                      311,782
        300        Roseville Special Tax, 6.00%, 9/1/11          326,256
        200        Santa Margarita Water District,
                   6.10%, 9/1/14                                 211,978
        200        Santaluz Community Facility District No.
                   2, 5.80%, 9/1/14                              205,642
        200        Torrance Redevelopment Agency,
                   5.50%, 9/1/12                                 208,216
------------------------------------------------------------------------
                                                             $ 3,167,114
------------------------------------------------------------------------
Transportation -- 1.3%
------------------------------------------------------------------------
     $  290        Port Redwood City, (AMT), 5.40%, 6/1/19   $   285,212
------------------------------------------------------------------------
                                                             $   285,212
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.5%
   (identified cost $19,739,885)                             $20,964,958
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.5%                       $   540,399
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $21,505,357
------------------------------------------------------------------------


 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2001, 62.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.0% to 36.5% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 7.5%
------------------------------------------------------------------------
     $1,000        Jacksonville Electric Authority, (St.
                   Johns River Power Park), 5.375%, 10/1/16  $ 1,032,180
        240        Orlando Electric Authority,
                   5.00%, 10/1/18                                242,352
      1,500        Tallahassee Electric Authority,
                   5.90%, 10/1/05(1)                           1,571,430
------------------------------------------------------------------------
                                                             $ 2,845,962
------------------------------------------------------------------------
General Obligations -- 3.5%
------------------------------------------------------------------------
     $1,250        Florida State Board of Education,
                   5.55%, 6/1/11                             $ 1,336,937
------------------------------------------------------------------------
                                                             $ 1,336,937
------------------------------------------------------------------------
Hospital -- 6.5%
------------------------------------------------------------------------
     $1,000        Escambia County Health Facilities
                   Authority, (Baptist Hospital, Inc. and
                   Baptist Manor, Inc.), 6.00%, 10/1/14      $ 1,008,830
      1,000        Highlands County Health Facilities
                   Authority, (Adventist Health System),
                   5.25%, 11/15/20                               955,200
        500        West Orange Healthcare District,
                   5.50%, 2/1/10                                 527,485
------------------------------------------------------------------------
                                                             $ 2,491,515
------------------------------------------------------------------------
Industrial Development Revenue -- 4.7%
------------------------------------------------------------------------
     $  750        Polk County IDR, (IMC Fertilizer),
                   (AMT), 7.525%, 1/1/15                     $   740,302
        500        Polk County, IDA, (Cargill Fertilizer),
                   (AMT), 5.50%, 11/1/09                         530,965
        500        Saint Johns County, IDA, (Professional
                   Golf Hall of Fame), (MBIA),
                   5.00%, 9/1/20                                 500,190
------------------------------------------------------------------------
                                                             $ 1,771,457
------------------------------------------------------------------------
Insured-Cogeneration -- 5.0%
------------------------------------------------------------------------
     $1,750        Dade County, Resource Recovery
                   Facilities, (AMBAC), (AMT),
                   5.30%, 10/1/07                            $ 1,886,412
------------------------------------------------------------------------
                                                             $ 1,886,412
------------------------------------------------------------------------
Insured-General Obligations -- 14.1%
------------------------------------------------------------------------
     $1,750        Dade County Local School District,
                   (MBIA), 5.00%, 2/15/15                    $ 1,791,650
        520        Dade County, (MBIA), 0.00%, 10/1/06           435,230
        330        Dade County, (MBIA), 0.00%, 10/1/08           248,559
      1,750        Dade County, Seaport, (MBIA),
                   5.125%, 10/1/16(2)                          1,792,385
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations (continued)
------------------------------------------------------------------------
     $1,000        Miami-Dade County School District,
                   (FSA), 5.375%, 8/1/15                     $ 1,090,980
------------------------------------------------------------------------
                                                             $ 5,358,804
------------------------------------------------------------------------
Insured-Hospital -- 6.2%
------------------------------------------------------------------------
     $  750        Miami-Dade County, Health Facilities
                   Authority, (Miami Children's Hospital),
                   (AMBAC), 5.625%, 8/15/16                  $   811,515
      1,000        Orange County, Health Facilities
                   Authority, (Adventist Health
                   System/Sunbelt, Inc.), (FSA),
                   5.50%, 11/15/02                             1,036,080
        500        Sarasota County Public Hospital, (MBIA),
                   5.25%, 7/1/18                                 527,735
------------------------------------------------------------------------
                                                             $ 2,375,330
------------------------------------------------------------------------
Insured-Housing -- 5.5%
------------------------------------------------------------------------
     $1,005        Florida Housing Finance Authority,
                   (Leigh Meadows Apartments), (AMBAC),
                   5.85%, 9/1/10                             $ 1,082,385
        930        Florida Housing Finance Authority,
                   (Stottert Arms Apartments), (AMBAC),
                   5.90%, 9/1/10                               1,003,479
------------------------------------------------------------------------
                                                             $ 2,085,864
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 5.9%
------------------------------------------------------------------------
     $  750        Hillsborough County, Capacity
                   Assessment, (FSA), 5.125%, 3/1/20         $   758,700
        500        Jacksonville, Excise Tax, (FGIC), (AMT),
                   0.00%, 10/1/10                                332,955
      2,000        Miami-Dade County Professional Sports
                   Franchise Facilities, (MBIA),
                   0.00%, 10/1/13                              1,149,580
------------------------------------------------------------------------
                                                             $ 2,241,235
------------------------------------------------------------------------
Insured-Transportation -- 2.8%
------------------------------------------------------------------------
     $1,000        Broward County Airport System, (MBIA),
                   5.375%, 10/1/13                           $ 1,051,710
------------------------------------------------------------------------
                                                             $ 1,051,710
------------------------------------------------------------------------
Insured-Utilities -- 2.8%
------------------------------------------------------------------------
     $1,000        Port Saint Lucie Utility, (MBIA),
                   0.00%, 9/1/15                             $   509,960
        500        Tallahassee, Consolidated Utility
                   System, (FGIC), 5.50%, 10/1/19                542,195
------------------------------------------------------------------------
                                                             $ 1,052,155
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Water and Sewer -- 16.2%
------------------------------------------------------------------------
     $  500        Cape Coral, Water and Sewer, (FSA),
                   4.80%, 7/1/09(3)                          $   500,415
      1,750        Dade County, Water and Sewer System,
                   (FGIC), 5.25%, 10/1/11                      1,886,063
        500        Dade County, Water and Sewer System,
                   (FGIC), 5.25%, 10/1/21                        508,990
      2,000        Manatee County, Public Utilities,
                   (MBIA), 6.75%, 10/1/04                      2,224,880
      1,000        Pasco County, Water and Sewer, (FGIC),
                   5.40%, 10/1/03                              1,049,080
------------------------------------------------------------------------
                                                             $ 6,169,428
------------------------------------------------------------------------
Nursing Home -- 3.8%
------------------------------------------------------------------------
     $  500        Citrus County IDA, (Beverly
                   Enterprises), 5.00%, 4/1/03               $   497,350
        250        Lee County IDA, (Shell Point Village),
                   5.50%, 11/15/21                               227,340
        250        Lee County IDA, (Shell Point Village),
                   5.75%, 11/15/14                               248,163
        500        Orange County, Health Facilities
                   Authority, (Westminister Community Care
                   Services), 6.50%, 4/1/12                      482,690
------------------------------------------------------------------------
                                                             $ 1,455,543
------------------------------------------------------------------------
Senior Living / Life Care -- 2.7%
------------------------------------------------------------------------
     $  595        North Miami HFA, (Imperial Club),
                   6.75%, 1/1/33                             $   512,944
        600        Okaloosa County, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   6.125%, 2/1/14                                525,498
------------------------------------------------------------------------
                                                             $ 1,038,442
------------------------------------------------------------------------
Special Tax Revenue -- 10.2%
------------------------------------------------------------------------
     $  355        Fleming Island Plantation Community
                   Development District, 6.30%, 2/1/05       $   360,556
        500        Heritage Palms Community Development
                   District, Capital Improvements,
                   6.25%, 11/1/04                                505,195
        200        Heritage Springs Community Development
                   District, Capital Improvements,
                   6.25%, 5/1/05                                 201,612
        200        Lexington Oaks Community Development
                   District, 6.70%, 5/1/07                       206,314
        460        Longleaf Community Development District,
                   6.20%, 5/1/09                                 440,004
        390        North Springs, Improvement District,
                   (Heron Bay), 7.00%, 5/1/19                    410,405
      1,000        Orlando Capital Improvements,
                   5.00%, 10/1/18                              1,006,880
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue (continued)
------------------------------------------------------------------------
     $  240        Stoneybrook West Community Development
                   District, 6.45%, 5/1/10                   $   245,294
        230        Vista Lakes Community Development
                   District, 6.35%, 5/1/05                       231,996
        285        Waterlefe Community Development
                   District, Capital Improvements,
                   6.25%, 5/1/10                                 287,143
------------------------------------------------------------------------
                                                             $ 3,895,399
------------------------------------------------------------------------
Water and Sewer -- 2.0%
------------------------------------------------------------------------
     $  750        Jacksonville Electric Authority, Water
                   and Sewer, 5.125%, 10/1/19                $   752,093
------------------------------------------------------------------------
                                                             $   752,093
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.4%
   (identified cost $36,249,820)                             $37,808,286
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.6%                       $   216,985
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $38,025,271
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2001, 60.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 9.0% to 27.1% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (3)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 2.5%
------------------------------------------------------------------------
     $1,000        Massachusetts IFA, (Ogden Haverhill),
                   (AMT), 5.50%, 12/1/13                     $ 1,000,990
------------------------------------------------------------------------
                                                             $ 1,000,990
------------------------------------------------------------------------
Education -- 15.1%
------------------------------------------------------------------------
     $  400        Massachusetts Development Finance
                   Agency, (Xaverian Brothers High School),
                   5.55%, 7/1/19                             $   401,756
      1,000        Massachusetts HEFA, (Boston College),
                   5.375%, 6/1/14                              1,094,400
      1,125        Massachusetts IFA, (Babson College),
                   5.375%, 10/1/17                             1,155,915
        500        Massachusetts IFA, (Belmont Hill
                   School), 5.15%, 9/1/13                        517,890
        500        Massachusetts IFA, (Dana Hall),
                   5.90%, 7/1/27                                 500,840
      1,030        Massachusetts IFA, (Park School),
                   5.50%, 9/1/16                               1,078,678
        750        Massachusetts IFA, (St. Johns High
                   School, Inc.), 5.70%, 6/1/18                  763,275
        500        Massachusetts IFA, (Wentworth Institute
                   of Technology), 5.55%, 10/1/13                520,115
------------------------------------------------------------------------
                                                             $ 6,032,869
------------------------------------------------------------------------
Electric Utilities -- 1.3%
------------------------------------------------------------------------
     $  500        Massachusetts Development Finance
                   Agency, (Devens Electric System),
                   6.00%, 12/1/20                            $   508,685
------------------------------------------------------------------------
                                                             $   508,685
------------------------------------------------------------------------
Escrowed / Prerefunded -- 14.5%
------------------------------------------------------------------------
     $  785        Massachusetts Bay Transportation
                   Authority, Prerefunded to 3/01/05,
                   5.75%, 3/1/18                             $   869,882
        207        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   Escrowed to Maturity, 7.125%, 7/15/02         215,621
      1,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/13         1,064,190
      2,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20         2,044,700
        400        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, (FGIC),
                   5.125%, 1/1/23                                408,844
        680        Massachusetts Water Pollution Abatement
                   Trust, Escrowed to Maturity,
                   5.25%, 8/1/14                                 735,162
        400        Rail Connections, Inc., (Rte. 128
                   Parking Garage), Escrowed to Maturity,
                   5.30%, 7/1/09                                 439,824
------------------------------------------------------------------------
                                                             $ 5,778,223
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
General Obligations -- 14.2%
------------------------------------------------------------------------
     $1,000        Boston, 5.00%, 2/1/18                     $ 1,009,230
        500        Burlington, 5.00%, 2/1/15                     526,640
        500        Burlington, 5.00%, 2/1/16                     522,675
      1,000        Massachusetts, 5.00%, 11/1/14               1,031,560
        215        Massachusetts Bay Transportation
                   Authority, 5.75%, 3/1/18                      225,010
      2,500        Massachusetts State Federal Highway
                   Grant Anticipation Notes,
                   0.00%, 6/15/15                              1,280,250
      1,000        Woods Hole, Martha's Vineyard and
                   Nantucket Steamship Authority,
                   6.60%, 3/1/03                               1,056,110
------------------------------------------------------------------------
                                                             $ 5,651,475
------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.3%
------------------------------------------------------------------------
     $  200        Massachusetts Development Finance
                   Agency, (MCHSP Human Services),
                   6.60%, 8/15/29                            $   181,860
        375        Massachusetts Development Finance
                   Agency, (New England Center for
                   Children), 5.30%, 11/1/08                     345,780
------------------------------------------------------------------------
                                                             $   527,640
------------------------------------------------------------------------
Hospital -- 13.5%
------------------------------------------------------------------------
     $  500        Massachusetts HEFA, (Dana Farber Cancer
                   Institute), 6.50%, 12/1/05                $   554,790
        765        Massachusetts HEFA, (Daughters of
                   Charity), 5.75%, 7/1/02                       782,480
        770        Massachusetts HEFA, (Jordan Hospital),
                   5.00%, 10/1/11                                734,618
        750        Massachusetts HEFA,
                   (Milford-Whitinsville Regional
                   Hospital), 5.75%, 7/15/13                     707,010
        500        Massachusetts HEFA, (Milton Hospital),
                   5.50%, 7/1/16                                 501,825
        860        Massachusetts HEFA, (New England Health
                   Systems), 6.125%, 8/1/13                      795,440
      1,000        Massachusetts HEFA, (North Adams
                   Regional Hospital), 6.25%, 7/1/04           1,055,620
        250        Massachusetts HEFA, (Partners Healthcare
                   System), 5.00%, 7/1/09                        261,677
------------------------------------------------------------------------
                                                             $ 5,393,460
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.3%
------------------------------------------------------------------------
     $2,000        Massachusetts Municipal Wholesale
                   Electric Co., (AMBAC), 6.625%, 7/1/03(1)  $ 2,102,940
------------------------------------------------------------------------
                                                             $ 2,102,940
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 10.1%
------------------------------------------------------------------------
     $  750        Haverhill, (FGIC), 5.00%, 6/15/17         $   761,700
      2,000        Massachusetts Bay Transportation
                   Authority, (AMBAC), 5.25%, 3/1/11           2,165,840
      1,000        Massachusetts, (AMBAC), 5.00%, 7/1/12       1,073,540
------------------------------------------------------------------------
                                                             $ 4,001,080
------------------------------------------------------------------------
Insured-Hospital -- 2.7%
------------------------------------------------------------------------
     $1,000        Massachusetts HEFA, (Harvard Pilgrim
                   Health), (FSA), 5.00%, 7/1/05             $ 1,064,490
------------------------------------------------------------------------
                                                             $ 1,064,490
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 4.4%
------------------------------------------------------------------------
     $1,650        Puerto Rico, ITEM & ECFA, (Guaynabo
                   Municipal Government), 5.375%, 7/1/06     $ 1,761,227
------------------------------------------------------------------------
                                                             $ 1,761,227
------------------------------------------------------------------------
Miscellaneous -- 0.9%
------------------------------------------------------------------------
     $  350        Massachusetts Development Finance
                   Agency, (YMCA of Greater Boston),
                   5.25%, 11/1/13                            $   359,013
------------------------------------------------------------------------
                                                             $   359,013
------------------------------------------------------------------------
Nursing Home -- 4.0%
------------------------------------------------------------------------
     $  470        Massachusetts Development Finance
                   Agency, (Odd Fellows Home of
                   Massachusetts), 6.25%, 1/1/15             $   429,951
        515        Massachusetts HEFA, (Christopher House),
                   6.25%, 1/1/07                                 514,186
        615        Massachusetts IFA, (Age Institute of
                   Massachusetts), 7.60%, 11/1/05                628,641
------------------------------------------------------------------------
                                                             $ 1,572,778
------------------------------------------------------------------------
Senior Living / Life Care -- 2.4%
------------------------------------------------------------------------
     $  600        Massachusetts Development Finance
                   Agency, (Berkshire Retirement),
                   5.60%, 7/1/19                             $   529,152
        500        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                 436,720
------------------------------------------------------------------------
                                                             $   965,872
------------------------------------------------------------------------
Special Tax Revenue -- 1.3%
------------------------------------------------------------------------
     $  500        Massachusetts Special Obligations,
                   5.00%, 6/1/14                             $   529,130
------------------------------------------------------------------------
                                                             $   529,130
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Water and Sewer -- 3.8%
------------------------------------------------------------------------
     $1,595        Massachusetts Water Pollution Abatement
                   Trust, 0.00%, 8/1/12                      $   978,277
        500        Massachusetts Water Pollution Abatement
                   Trust, 5.25%, 2/1/12                          542,145
------------------------------------------------------------------------
                                                             $ 1,520,422
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.3%
   (identified cost $37,332,337)                             $38,770,294
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.7%                       $ 1,091,652
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $39,861,946
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2001, 19.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.7% to 13.8% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 1.1%
------------------------------------------------------------------------
     $  470        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.00%, 10/1/07         $   376,940
------------------------------------------------------------------------
                                                             $   376,940
------------------------------------------------------------------------
Cogeneration -- 5.7%
------------------------------------------------------------------------
     $1,165        New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/04                            $ 1,182,463
        490        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                         502,015
        365        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.50%, 10/1/01         365,095
------------------------------------------------------------------------
                                                             $ 2,049,573
------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.5%
------------------------------------------------------------------------
     $2,030        New Jersey EDA, (Princeton Custodial
                   Receipts), Escrowed to Maturity,
                   0.00%, 12/15/12                           $ 1,242,624
------------------------------------------------------------------------
                                                             $ 1,242,624
------------------------------------------------------------------------
General Obligations -- 11.1%
------------------------------------------------------------------------
     $  500        Jersey City School District,
                   6.25%, 10/1/10                            $   580,490
      1,000        New Jersey, 4.50%, 2/1/18                     956,940
        600        New Jersey Educational Facility
                   Authorities, (Higher Education Capital
                   Improvements), 5.00%, 9/1/15                  618,936
      1,050        Puerto Rico, 0.00%, 7/1/08                    806,620
      1,000        South Brunswick, 7.125%, 7/15/02            1,038,680
------------------------------------------------------------------------
                                                             $ 4,001,666
------------------------------------------------------------------------
Hospital -- 8.2%
------------------------------------------------------------------------
     $1,000        New Jersey Health Care Facilities
                   Financing Authority, (Atlantic City
                   Medical Care Center), 6.45%, 7/1/02       $ 1,027,670
        450        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.125%, 1/1/20                                481,090
        500        New Jersey Health Care Facilities
                   Financing Authority, (Robert Wood
                   Johnson University Hospital),
                   5.60%, 7/1/15                                 529,790
        880        New Jersey Health Care Facilities
                   Financing Authority, (St. Elizabeth's
                   Hospital), 5.75%, 7/1/08                      894,775
------------------------------------------------------------------------
                                                             $ 2,933,325
------------------------------------------------------------------------
Industrial Development Revenue -- 7.8%
------------------------------------------------------------------------
     $  350        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess),
                   6.875%, 12/1/22                           $   359,579
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  350        New Jersey EDA, (American Airlines),
                   (AMT), 7.10%, 11/1/31                     $   311,784
        300        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/19                         242,511
        225        New Jersey EDA, (Economic Growth), LOC:
                   Bank of Paris, (AMT), 6.00%, 12/1/02          229,050
        500        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                 462,500
        350        New Jersey EDA, (Kapkowski Road
                   Landfill), 6.375%, 4/1/18                     366,891
        500        New Jersey EDA, (Masonic Charity
                   Foundation), 4.80%, 6/1/11                    513,410
        300        New Jersey EDA, (The Seeing Eye, Inc.),
                   6.20%, 12/1/24                                330,861
------------------------------------------------------------------------
                                                             $ 2,816,586
------------------------------------------------------------------------
Insured-Education -- 2.5%
------------------------------------------------------------------------
     $  900        New Jersey Educational Facilities
                   Authority, (Ramapo College), (AMBAC),
                   4.60%, 7/1/14                             $   910,035
------------------------------------------------------------------------
                                                             $   910,035
------------------------------------------------------------------------
Insured-Electric Utilities -- 1.9%
------------------------------------------------------------------------
     $  560        Cape May County Industrial Pollution
                   Control Financing Authority, (Atlantic
                   City Electric Co,), (MBIA),
                   6.80%, 3/1/21                             $   693,207
------------------------------------------------------------------------
                                                             $   693,207
------------------------------------------------------------------------
Insured-General Obligations -- 29.7%
------------------------------------------------------------------------
     $1,000        Atlantic City Board of Education,
                   (AMBAC), 6.00%, 12/1/02(1)                $ 1,043,390
        440        Branchburg Township Board of Education,
                   (FSA), 4.625%, 2/1/11                         459,320
      1,175        Edison, (AMBAC), 4.70%, 1/1/04(2)           1,225,443
        750        Hunterdon Central Regional High School
                   District, (FSA), 4.75%, 5/1/12                785,933
      1,200        Kearney, (FSA), 6.50%, 2/1/04               1,240,932
        725        Monroe Township Board of Education,
                   (FGIC), 5.20%, 8/1/11                         791,156
        825        Monroe Township Board of Education,
                   (FGIC), 5.20%, 8/1/14                         892,122
        700        Montville Township, (AMBAC),
                   4.20%, 8/1/12                                 701,869
        255        Ocean Township Board of Education,
                   (FGIC), 4.50%, 8/1/12                         265,317
        850        Roselle, (MBIA), 4.65%, 10/15/03              888,412
      1,000        South Brunswick Township Board of
                   Education, (FGIC), 6.40%, 8/1/03            1,071,470

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations (continued)
------------------------------------------------------------------------
     $1,300        Washington Township Board of Education,
                   (MBIA), 5.125%, 2/1/15(2)                 $ 1,334,086
------------------------------------------------------------------------
                                                             $10,699,450
------------------------------------------------------------------------
Insured-Hospital -- 8.5%
------------------------------------------------------------------------
     $1,300        New Jersey Health Care Facilities
                   Financing Authority, (AHS Hospital
                   Corp.), (AMBAC), 6.00%, 7/1/12            $ 1,495,312
      1,410        New Jersey Health Care Facilities
                   Financing Authority, (Dover General
                   Hospital and Medical Center), (MBIA),
                   7.00%, 7/1/04                               1,563,493
------------------------------------------------------------------------
                                                             $ 3,058,805
------------------------------------------------------------------------
Insured-Other Revenue -- 1.5%
------------------------------------------------------------------------
     $  500        Puerto Rico Public Finance Corp.,
                   (AMBAC), 5.375%, 6/1/17                   $   546,135
------------------------------------------------------------------------
                                                             $   546,135
------------------------------------------------------------------------
Insured-Solid Waste -- 0.7%
------------------------------------------------------------------------
     $  250        Bergen County Utilities Authority, Solid
                   Waste System, (FGIC), 6.00%, 6/15/02      $   256,800
------------------------------------------------------------------------
                                                             $   256,800
------------------------------------------------------------------------
Insured-Transportation -- 6.0%
------------------------------------------------------------------------
     $  500        Delaware River Port Authority, (FSA),
                   5.50%, 1/1/10                             $   553,570
        795        New Jersey Turnpike Authority, (FSA),
                   6.40%, 1/1/02                                 803,594
        250        South Jersey Transportation Authority,
                   (AMBAC), 5.00%, 11/1/18                       253,253
        500        Trenton Parking Authority, (FGIC),
                   5.125%, 4/1/12(3)                             530,260
------------------------------------------------------------------------
                                                             $ 2,140,677
------------------------------------------------------------------------
Insured-Water and Sewer -- 3.2%
------------------------------------------------------------------------
     $  180        Atlantic Highlands Sewer Authority,
                   (FGIC), 4.00%, 1/1/11(3)                  $   178,821
        185        Atlantic Highlands Sewer Authority,
                   (FGIC), 4.125%, 1/1/12(3)                     183,463
        565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/16                                276,364
        565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/17                                259,872
        565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/18                                244,752
------------------------------------------------------------------------
                                                             $ 1,143,272
------------------------------------------------------------------------
Senior Living / Life Care -- 1.6%
------------------------------------------------------------------------
     $  300        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/18                             $   285,726
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Senior Living / Life Care (continued)
------------------------------------------------------------------------
     $  300        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/25                             $   276,360
------------------------------------------------------------------------
                                                             $   562,086
------------------------------------------------------------------------
Solid Waste -- 0.8%
------------------------------------------------------------------------
     $  300        Atlantic County Utilities Authority,
                   Solid Waste System, 7.00%, 3/1/08         $   297,432
------------------------------------------------------------------------
                                                             $   297,432
------------------------------------------------------------------------
Transportation -- 5.7%
------------------------------------------------------------------------
     $1,000        New Jersey Transportation Trust Fund
                   Authority, Variable Rate, 6/15/17(4)(5)   $ 1,027,330
      1,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                      1,015,130
------------------------------------------------------------------------
                                                             $ 2,042,460
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.5%
   (identified cost $34,249,563)                             $35,771,073
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.5%                       $   195,967
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $35,967,040
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2001, 54.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 10.7% to 17.3% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (3)  When-issued security.
 (4)  Security has been issued as an inverse floater bond.
 (5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 95.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 0.9%
------------------------------------------------------------------------
     $  455        Glen Cove IDA, (Regency at Glen Cove),
                   9.50%, 7/1/12                             $   471,389
------------------------------------------------------------------------
                                                             $   471,389
------------------------------------------------------------------------
Cogeneration -- 2.2%
------------------------------------------------------------------------
     $  635        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.50%, 10/1/01     $   635,165
        600        Suffolk County IDA, (Nissequogue
                   Cogeneration Partners Facility), (AMT),
                   5.50%, 1/1/23                                 544,452
------------------------------------------------------------------------
                                                             $ 1,179,617
------------------------------------------------------------------------
Education -- 1.4%
------------------------------------------------------------------------
     $  600        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/15                            $   647,670
        105        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/19                                110,508
------------------------------------------------------------------------
                                                             $   758,178
------------------------------------------------------------------------
Electric Utilities -- 2.8%
------------------------------------------------------------------------
     $  500        Long Island Power Authority, Electric
                   System Revenue, 5.00%, 12/1/18            $   503,640
      1,000        Long Island Power Authority, Electric
                   System Revenue, 5.25%, 12/1/02              1,031,920
------------------------------------------------------------------------
                                                             $ 1,535,560
------------------------------------------------------------------------
General Obligations -- 5.5%
------------------------------------------------------------------------
     $  550        New York City, 0.00%, 8/1/07              $   435,776
      1,000        New York City, 0.00%, 8/1/08                  750,720
      1,000        New York City, 0.00%, 8/1/08                  750,720
      1,000        New York City, 6.375%, 8/1/06               1,047,970
------------------------------------------------------------------------
                                                             $ 2,985,186
------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.7%
------------------------------------------------------------------------
     $  365        Suffolk County IDA, (Alliance of Long
                   Island Agencies), 7.50%, 9/1/15           $   380,228
------------------------------------------------------------------------
                                                             $   380,228
------------------------------------------------------------------------
Hospital -- 6.9%
------------------------------------------------------------------------
     $  580        Fulton County IDA, (Nathan Littauer
                   Hospital), 5.75%, 11/1/09                 $   545,832
      2,000        New York Dormitory Authority,
                   (Department of Health), 5.375%, 7/1/08      2,157,880
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $  500        New York Dormitory Authority, (Lenox
                   Hill Hospital), 5.75%, 7/1/17             $   529,375
        500        Oneida County IDA, (St. Elizabeth
                   Medical Center), 5.50%, 12/1/10               481,010
------------------------------------------------------------------------
                                                             $ 3,714,097
------------------------------------------------------------------------
Housing -- 6.7%
------------------------------------------------------------------------
     $1,000        New York City Housing Development Corp.,
                   MFMR, 5.625%, 5/1/12                      $ 1,055,920
        500        New York State Mortgage Agency, (AMT),
                   5.20%, 10/1/08                                536,165
      1,500        New York State Mortgage Agency, (AMT),
                   6.45%, 10/1/21                              1,601,100
        400        Westchester County IDA, (Children's
                   Village), 5.375%, 3/15/19                     404,128
------------------------------------------------------------------------
                                                             $ 3,597,313
------------------------------------------------------------------------
Industrial Development Revenue -- 6.7%
------------------------------------------------------------------------
     $1,000        Dutchess County IDA, (IBM), (AMT),
                   5.45%, 12/1/29                            $ 1,072,440
        750        Hempstead IDA, (American Refuel),
                   5.00%, 12/1/10                                776,640
      1,500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26             1,230,030
        500        Suffolk County IDA, (Jeffersons Ferry),
                   7.20%, 11/1/19                                524,810
------------------------------------------------------------------------
                                                             $ 3,603,920
------------------------------------------------------------------------
Insured-Education -- 7.7%
------------------------------------------------------------------------
     $1,000        New York Dormitory Authority Revenue,
                   (State University Educational
                   Facilities), (FSA), 5.75%, 5/15/17        $ 1,120,580
      1,075        New York Dormitory Authority, (Mt. Sinai
                   School of Medicine), (MBIA),
                   6.75%, 7/1/09                               1,100,488
      1,000        New York Dormitory Authority, (New York
                   University), (AMBAC), 5.50%, 7/1/19         1,084,820
        500        New York Dormitory Authority, (New York
                   University), (AMBAC), 5.75%, 7/1/12           569,520
        250        Niagara County IDA, (Niagara
                   University), (AMBAC), 5.25%, 10/1/18          256,403
------------------------------------------------------------------------
                                                             $ 4,131,811
------------------------------------------------------------------------
Insured-Electric Utilities -- 0.5%
------------------------------------------------------------------------
     $  500        Long Island Power Authority, Electric
                   System Revenue, (FSA), 0.00%, 6/1/15      $   262,600
------------------------------------------------------------------------
                                                             $   262,600
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.5%
------------------------------------------------------------------------
     $  250        New York Urban Development Corp.,
                   (Correctional Facilities), (AMBAC),
                   5.25%, 1/1/15                             $   262,105
------------------------------------------------------------------------
                                                             $   262,105
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.5%
------------------------------------------------------------------------
     $2,250        New York Local Government Assistance
                   Corp., (MBIA), 0.00%, 4/1/13              $ 1,352,025
------------------------------------------------------------------------
                                                             $ 1,352,025
------------------------------------------------------------------------
Insured-Transportation -- 7.6%
------------------------------------------------------------------------
     $1,000        Metropolitan Transportation Authority,
                   (FGIC), 5.25%, 7/1/17                     $ 1,035,300
      2,240        Metropolitan Transportation Authority,
                   (FGIC), 5.70%, 7/1/10(1)                    2,447,110
        500        Monroe County Airport Authority, (MBIA),
                   (AMT), Variable Rate, 1/1/17(2)(3)            619,275
------------------------------------------------------------------------
                                                             $ 4,101,685
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 10.7%
------------------------------------------------------------------------
     $2,000        New York State Energy Research and
                   Development Authority, (Western NY
                   Nuclear Service Center), 6.00%, 4/1/06    $ 2,214,320
      1,000        New York State HFA, Health Facilities,
                   6.375%, 11/1/03                             1,072,210
      1,485        New York State Thruway Authority,
                   Special Obligations, 0.00%, 1/1/04          1,381,793
      1,000        New York State Urban Development Corp.,
                   (Youth Facilities), 5.75%, 4/1/10           1,095,830
------------------------------------------------------------------------
                                                             $ 5,764,153
------------------------------------------------------------------------
Miscellaneous -- 0.9%
------------------------------------------------------------------------
     $  540        Chautauqua County IDA, (Womans Christian
                   Association), 6.35%, 11/15/17             $   461,120
------------------------------------------------------------------------
                                                             $   461,120
------------------------------------------------------------------------
Senior Living / Life Care -- 0.7%
------------------------------------------------------------------------
     $  400        Mt. Vernon IDA, (Wartburg Senior
                   Housing, Inc.), 6.15%, 6/1/19             $   366,912
------------------------------------------------------------------------
                                                             $   366,912
------------------------------------------------------------------------
Special Tax Revenue -- 11.6%
------------------------------------------------------------------------
     $1,000        New York City Transitional Finance
                   Authority, 4.75%, 11/15/23                $   944,200
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue (continued)
------------------------------------------------------------------------
     $1,000        New York City Transitional Finance
                   Authority, 5.00%, 5/1/16                  $ 1,015,660
      4,000        New York Local Government Assistance
                   Corp., 5.25%, 4/1/16                        4,284,000
------------------------------------------------------------------------
                                                             $ 6,243,860
------------------------------------------------------------------------
Transportation -- 11.7%
------------------------------------------------------------------------
     $1,000        New York Thruway Authority,
                   5.75%, 4/1/16                             $ 1,064,950
      3,000        Port Authority of New York and New
                   Jersey, (AMT), 6.00%, 7/1/14                3,174,540
      1,000        Triborough Bridge and Tunnel Authority,
                   5.25%, 1/1/17                               1,031,340
      1,000        Triborough Bridge and Tunnel Authority,
                   5.375%, 1/1/19                              1,032,210
------------------------------------------------------------------------
                                                             $ 6,303,040
------------------------------------------------------------------------
Water and Sewer -- 7.2%
------------------------------------------------------------------------
     $2,000        New York City Municipal Water Finance
                   Authority, 5.125%, 6/15/21                $ 2,010,000
      1,825        New York City Municipal Water Finance
                   Authority, 5.70%, 6/15/02                   1,870,570
------------------------------------------------------------------------
                                                             $ 3,880,570
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 95.4%
   (identified cost $48,938,216)                             $51,355,369
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 4.6%                       $ 2,490,767
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $53,846,136
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2001, 19.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.7% to 6.8% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 1.5%
------------------------------------------------------------------------
     $  250        Ohio Water Development Authority,
                   Pollution Control Facilities, (Cleveland
                   Electric), (AMT), 6.10%, 8/1/20           $   255,437
------------------------------------------------------------------------
                                                             $   255,437
------------------------------------------------------------------------
General Obligations -- 11.6%
------------------------------------------------------------------------
     $  500        Hamilton School District, 6.15%, 12/1/15  $   584,870
        300        Kings County Local School District,
                   7.60%, 12/1/10                                342,984
        500        Ohio, 0.00%, 8/1/04                           459,175
        500        Ohio, 0.00%, 8/1/05                           440,755
        250        Ohio, 0.00%, 8/1/08                           189,767
------------------------------------------------------------------------
                                                             $ 2,017,551
------------------------------------------------------------------------
Hospital -- 8.8%
------------------------------------------------------------------------
     $1,000        Erie County, (Firelands Community
                   Hospital), 6.75%, 1/1/08                  $ 1,029,950
        250        Parma, Hospital Improvement, (Parma
                   Community General Hospital Association),
                   5.25%, 11/1/13                                251,332
        250        Richland County Hospital Facilities,
                   (Medcentral Health Systems),
                   6.375%, 11/15/22                              259,092
------------------------------------------------------------------------
                                                             $ 1,540,374
------------------------------------------------------------------------
Housing -- 2.2%
------------------------------------------------------------------------
     $  290        Cuyahoga County, (Rolling Hills Apts.),
                   (AMT), 8.00%, 1/1/28                      $   217,346
        285        Lucas County, (Country Creek), (AMT),
                   8.00%, 7/1/26                                 170,914
------------------------------------------------------------------------
                                                             $   388,260
------------------------------------------------------------------------
Industrial Development Revenue -- 10.4%
------------------------------------------------------------------------
     $  250        Cuyahoga County, (Rock and Roll Hall of
                   Fame), 5.85%, 12/1/08                     $   267,368
        500        Dayton, Special Facilities Revenue,
                   (Emery Air Freight), 5.625%, 2/1/18           382,930
        650        Ohio Economic Development Commission,
                   (ABS Industries), (AMT), 6.00%, 6/1/04        680,810
         80        Ohio Economic Development Commission,
                   (Progress Plastics Products), (AMT),
                   6.80%, 12/1/01                                 80,092
        200        Toledo Lucas County Port Authority,
                   (Northwest Ohio Bond Fund), (Alex
                   Products), (AMT), 6.125%, 11/15/09            211,378
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  200        Toledo Lucas County Port Authority,
                   (Northwest Ohio Bond Fund), (Superior),
                   5.10%, 5/15/12                            $   184,214
------------------------------------------------------------------------
                                                             $ 1,806,792
------------------------------------------------------------------------
Insured-Building -- 3.2%
------------------------------------------------------------------------
     $  500        Ohio Building Authority, (FSA),
                   5.50%, 10/1/11                            $   555,475
------------------------------------------------------------------------
                                                             $   555,475
------------------------------------------------------------------------
Insured-Education -- 4.1%
------------------------------------------------------------------------
     $  700        Ohio Public Facilities Commission,
                   (Higher Educational Facilities),
                   (AMBAC), 4.30%, 12/1/08                   $   713,769
------------------------------------------------------------------------
                                                             $   713,769
------------------------------------------------------------------------
Insured-Electric Utilities -- 3.0%
------------------------------------------------------------------------
     $  500        Cleveland Public Power System, (AMBAC),
                   5.00%, 11/15/12                           $   530,375
------------------------------------------------------------------------
                                                             $   530,375
------------------------------------------------------------------------
Insured-General Obligations -- 30.7%
------------------------------------------------------------------------
     $  200        Amherst School District, (FGIC),
                   5.00%, 12/1/11                            $   214,238
        250        Athens City School District, (FSA),
                   5.45%, 12/1/10                                277,293
        265        Clinton Massie Local School District,
                   (AMBAC), 0.00%, 12/1/11                       170,440
        265        Clinton Massie Local School District,
                   (MBIA), 0.00%, 12/1/09                        189,035
        225        Finneytown Local School District,
                   (FGIC), 6.15%, 12/1/11                        264,067
      1,000        Hilliard School District, (FGIC),
                   0.00%, 12/1/14                                531,870
        175        Sciota Valley and Ross County School
                   District, (FGIC), 0.00%, 12/1/11              112,555
      1,000        Southwest Licking School Facilities
                   Improvement, (FGIC), 7.10%, 12/1/16         1,163,390
        500        South-Western City School District,
                   Franklin and Pickway Counties, (AMBAC),
                   4.75%, 12/1/26                                472,265
        600        Springfield City School District, Clark
                   County, (FGIC), 5.00%, 12/1/17                607,338
        500        Strongsville City School District,
                   (MBIA), 5.375%, 12/1/12                       552,175
        250        West Clermont School District, (AMBAC),
                   6.90%, 12/1/12(1)                             288,118
        460        Wyoming, School District, (FGIC),
                   5.75%, 12/1/17                                515,094
------------------------------------------------------------------------
                                                             $ 5,357,878
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 3.1%
------------------------------------------------------------------------
     $  500        Cuyahoga County, (Metrohealth System),
                   (MBIA), 5.50%, 2/15/12                    $   550,010
------------------------------------------------------------------------
                                                             $   550,010
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 3.3%
------------------------------------------------------------------------
     $  500        Akron Economic Development, (MBIA),
                   6.00%, 12/1/12                            $   579,825
------------------------------------------------------------------------
                                                             $   579,825
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.2%
------------------------------------------------------------------------
     $  200        Deerfield Township Tax Increment,
                   (MBIA), 5.00%, 12/1/12                    $   213,130
------------------------------------------------------------------------
                                                             $   213,130
------------------------------------------------------------------------
Insured-Transportation -- 6.5%
------------------------------------------------------------------------
     $  300        Cleveland Airport System, (FSA),
                   5.25%, 1/1/14                             $   316,050
        750        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/18                                813,045
------------------------------------------------------------------------
                                                             $ 1,129,095
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.2%
------------------------------------------------------------------------
     $  200        Union County, (Pleasant Valley Joint
                   Fire District), 6.125%, 12/1/19           $   206,242
------------------------------------------------------------------------
                                                             $   206,242
------------------------------------------------------------------------
Nursing Home -- 3.8%
------------------------------------------------------------------------
     $  600        Cuyahoga County HFA, (Benjamin Rose
                   Institute), 5.50%, 12/1/17                $   548,844
        105        Fairfield EDA, (Beverly Enterprises),
                   8.50%, 1/1/03                                 106,675
------------------------------------------------------------------------
                                                             $   655,519
------------------------------------------------------------------------
Senior Living / Life Care -- 2.2%
------------------------------------------------------------------------
     $  200        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                             $   172,508
        250        Summit County Healthcare Facilities
                   Revenue, (Village at Saint Edward),
                   5.75%, 12/1/25                                215,083
------------------------------------------------------------------------
                                                             $   387,591
------------------------------------------------------------------------
Special Tax Revenue -- 1.2%
------------------------------------------------------------------------
     $  202        Columbus Special Assessment,
                   6.05%, 9/15/05                            $   206,820
------------------------------------------------------------------------
                                                             $   206,820
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Water and Sewer -- 0.6%
------------------------------------------------------------------------
     $  100        Cuyahoga County, Sewer Improvement
                   District, 5.45%, 12/1/15                  $   105,310
------------------------------------------------------------------------
                                                             $   105,310
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.6%
   (identified cost $16,860,273)                             $17,199,453
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%                       $   238,705
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $17,438,158
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2001, 56.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.7% to 24.5% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 1.7%
------------------------------------------------------------------------
     $  610        Chester County IDA, (Kimberton),
                   8.00%, 9/1/05                             $   624,646
------------------------------------------------------------------------
                                                             $   624,646
------------------------------------------------------------------------
Certificates of Participation -- 1.2%
------------------------------------------------------------------------
     $  490        Cliff House Trust, (AMT), 6.625%, 6/1/27  $   451,814
------------------------------------------------------------------------
                                                             $   451,814
------------------------------------------------------------------------
Cogeneration -- 2.7%
------------------------------------------------------------------------
     $  350        Carbon County IDA, (Panther Creek
                   Partners), 6.65%, 5/1/10                  $   373,541
        600        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10       628,554
------------------------------------------------------------------------
                                                             $ 1,002,095
------------------------------------------------------------------------
Escrowed / Prerefunded -- 14.5%
------------------------------------------------------------------------
     $1,200        Lehigh County, General Purpose
                   Authority, (Muhlenberg Hospital),
                   Escrowed to Maturity, 5.75%, 7/15/10      $ 1,332,372
        500        Pleasant Valley School District, (FGIC),
                   Prerefunded to 9/01/07, 5.00%, 9/1/10         540,745
      1,500        Somerset County, General Authority,
                   Correctional Facilities, (FGIC),
                   Escrowed to Maturity, 6.50%, 10/15/01       1,503,060
      5,000        Westmoreland County, Municipal
                   Authority, Water Utility, (FGIC),
                   Escrowed to Maturity, 0.00%, 8/15/19        1,996,750
------------------------------------------------------------------------
                                                             $ 5,372,927
------------------------------------------------------------------------
Hospital -- 12.4%
------------------------------------------------------------------------
     $  500        Allegheny County Hospital Development
                   Authority, (West Pennsylvania Health
                   System), 8.65%, 11/15/05                  $   516,460
      1,000        Allentown, Area Hospital Authority,
                   (Sacred Heart Hospital),
                   6.50%, 11/15/08                               843,230
        425        Hazleton Health Services Authority,
                   (Hazleton General Hospital),
                   5.50%, 7/1/07                                 431,154
        650        Hazleton Health Services Authority, (St.
                   Joseph's Hospital), 5.85%, 7/1/06             670,254
        140        McKean County Hospital Authority,
                   (Bradford Hospital), 5.375%, 10/1/03          141,694
         85        Northhampton County Hospital Authority,
                   (Easton Hospital), 6.90%, 1/1/02               85,089
        500        Pennsylvania Higher Educational
                   Facilities Authority, (UPMC Health
                   System), 6.25%, 1/15/18                       537,070
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $1,350        South Fork Municipal Authority, (Lee
                   Hospital), 5.50%, 7/1/11                  $ 1,374,367
------------------------------------------------------------------------
                                                             $ 4,599,318
------------------------------------------------------------------------
Industrial Development Revenue -- 4.3%
------------------------------------------------------------------------
     $  700        Erie IDA, (International Paper), (AMT),
                   5.85%, 12/1/20                            $   689,633
        250        Pennsylvania Economic Development
                   Financing Authority Facility, (Amtrak),
                   (AMT), 6.50%, 11/1/16                         265,517
        750        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23               624,975
------------------------------------------------------------------------
                                                             $ 1,580,125
------------------------------------------------------------------------
Insured-Education -- 6.8%
------------------------------------------------------------------------
     $1,500        Allegheny County, Higher Education
                   Building Authority, (Duquesne
                   University), (AMBAC), 5.00%, 3/1/16       $ 1,517,595
        700        Montgomery County HEFA, (Saint Joseph's
                   University), (CLEE), 6.00%, 12/15/02          730,870
        250        University of Pittsburgh, (FGIC),
                   5.125%, 6/1/22                                250,155
------------------------------------------------------------------------
                                                             $ 2,498,620
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.5%
------------------------------------------------------------------------
     $1,500        Cambria County IDA, (Pennsylvania
                   Electric), (MBIA), 5.35%, 11/1/10         $ 1,650,015
------------------------------------------------------------------------
                                                             $ 1,650,015
------------------------------------------------------------------------
Insured-General Obligations -- 17.0%
------------------------------------------------------------------------
     $1,020        Cornwall Lebanon School District, (FSA),
                   0.00%, 3/15/16                            $   495,118
      1,635        Harrisburg, (AMBAC), 0.00%, 9/15/12           994,113
      1,355        McKeesport, (FGIC), 0.00%, 10/1/11            876,956
      1,000        Pennsylvania, (AMBAC), 5.00%, 11/15/15      1,025,560
      1,000        Reading School District, (FGIC),
                   0.00%, 1/15/12                                624,800
      1,000        Spring-Ford Area School District, (FSA),
                   5.00%, 9/1/19                                 999,370
      1,250        Sto-Rox School District, (FGIC),
                   5.125%, 12/15/22                            1,252,863
------------------------------------------------------------------------
                                                             $ 6,268,780
------------------------------------------------------------------------
Insured-Hospital -- 4.4%
------------------------------------------------------------------------
     $1,000        Allegheny County Hospital Development
                   Authority, (South Hills Health), (MBIA),
                   5.50%, 5/1/08                             $ 1,080,960

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Hospital (continued)
------------------------------------------------------------------------
     $  500        Washington County Hospital Authority,
                   (Washington Hospital), (AMBAC),
                   5.375%, 7/1/14                            $   536,795
------------------------------------------------------------------------
                                                             $ 1,617,755
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 4.1%
------------------------------------------------------------------------
     $1,000        Northumberland County Authority, (MBIA),
                   6.50%, 10/15/01                           $ 1,002,040
        500        Pennsylvania Public School Building
                   Authority, (Garnet Valley School
                   District), (AMBAC), 5.50%, 2/1/20             522,045
------------------------------------------------------------------------
                                                             $ 1,524,085
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.9%
------------------------------------------------------------------------
     $  350        Pittsburgh and Allegheny County, Public
                   Auditorium Authority, (AMBAC),
                   5.00%, 2/1/24                             $   344,197
------------------------------------------------------------------------
                                                             $   344,197
------------------------------------------------------------------------
Insured-Transportation -- 11.7%
------------------------------------------------------------------------
     $1,000        Allegheny County Airport, (MBIA),
                   5.75%, 1/1/10                             $ 1,098,730
        590        Allegheny County Airport, (MBIA),
                   5.75%, 1/1/12                                 655,402
      1,000        Pennsylvania Turnpike Commission,
                   Registration Fee Revenue, (AMBAC),
                   5.125%, 7/15/22                             1,000,890
      1,000        Philadelphia Airport, (FGIC),
                   5.375%, 7/1/14                              1,042,620
        500        Southeastern Pennsylvania Transportation
                   Authority, (FGIC), 5.25%, 3/1/16              520,115
------------------------------------------------------------------------
                                                             $ 4,317,757
------------------------------------------------------------------------
Nursing Home -- 1.7%
------------------------------------------------------------------------
     $  250        Chartiers Valley, Industrial and
                   Commercial Development Authority,
                   (Beverly Enterprises), 5.30%, 6/1/02      $   249,960
        250        Chartiers Valley, Industrial and
                   Commercial Development Authority,
                   (Beverly Enterprises), 5.35%, 6/1/03          249,435
        120        Clarion County IDA, (Beverly
                   Enterprises), 5.50%, 5/1/03                   119,669
------------------------------------------------------------------------
                                                             $   619,064
------------------------------------------------------------------------
Senior Living / Life Care -- 4.1%
------------------------------------------------------------------------
     $  335        Crawford County Hospital Authority,
                   (Wesbury United Methodist Community),
                   6.00%, 8/15/11                            $   320,783
        245        Delaware County Authority, (White Horse
                   Village), 6.30%, 7/1/03                       251,696
        505        Delaware County Authority, (White Horse
                   Village), 6.40%, 7/1/04                       525,144
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Senior Living / Life Care (continued)
------------------------------------------------------------------------
     $  400        Delaware County IDA, (Glen Riddle),
                   (AMT), 8.125%, 9/1/05(1)                  $   415,940
------------------------------------------------------------------------
                                                             $ 1,513,563
------------------------------------------------------------------------
Solid Waste -- 2.0%
------------------------------------------------------------------------
     $  750        Schuylkill County IDA, (Pine Grove
                   Landfill, Inc.), (AMT), 5.10%, 10/1/19    $   753,278
------------------------------------------------------------------------
                                                             $   753,278
------------------------------------------------------------------------
Transportation -- 2.2%
------------------------------------------------------------------------
     $  830        Erie Municipal Airport Authority, (AMT),
                   5.50%, 7/1/09                             $   826,041
------------------------------------------------------------------------
                                                             $   826,041
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.2%
   (identified cost $34,526,197)                             $35,564,080
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.8%                       $ 1,398,146
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $36,962,226
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2001, 62.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.1% to 24.2% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2001

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $19,739,885        $36,249,820        $37,332,337
   Unrealized appreciation                 1,225,073          1,558,466          1,437,957
---------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $20,964,958        $37,808,286        $38,770,294
---------------------------------------------------------------------------------------------
Cash                                     $   298,354        $    28,413        $   443,567
Receivable for investments sold                   --                 --            155,000
Interest receivable                          256,357            701,460            507,465
Prepaid expenses                                 124                246                246
---------------------------------------------------------------------------------------------
TOTAL ASSETS                             $21,519,793        $38,538,405        $39,876,572
---------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------
Payable for daily variation margin
   on open financial futures
   contracts                             $     1,875        $     3,563        $     3,375
Payable for when-issued securities                --            493,945                 --
Accrued expenses                              12,561             15,626             11,251
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $    14,436        $   513,134        $    14,626
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $21,505,357        $38,025,271        $39,861,946
---------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $20,285,590        $36,476,901        $38,441,060
Net unrealized appreciation
   (computed on the basis of
   identified cost)                        1,219,767          1,548,370          1,420,886
---------------------------------------------------------------------------------------------
TOTAL                                    $21,505,357        $38,025,271        $39,861,946
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2001

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $34,249,563        $48,938,216        $16,860,273        $34,526,197
   Unrealized appreciation                 1,521,510          2,417,153            339,180          1,037,883
----------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $35,771,073        $51,355,369        $17,199,453        $35,564,080
----------------------------------------------------------------------------------------------------------------
Cash                                     $   547,187        $ 1,628,954        $    10,721        $   823,054
Receivable for investments sold               65,000                 --                 --             60,000
Interest receivable                          492,092            876,082            240,151            528,336
Prepaid expenses                                 194                295                 98                220
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $36,875,546        $53,860,700        $17,450,423        $36,975,690
----------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------
Payable for daily variation margin
   on open financial futures
   contracts                             $     2,250        $     3,375        $     1,687        $     3,187
Payable for when-issued securities           893,000                 --                 --                 --
Accrued expenses                              13,256             11,189             10,578             10,277
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $   908,506        $    14,564        $    12,265        $    13,464
----------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $35,967,040        $53,846,136        $17,438,158        $36,962,226
----------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $34,456,910        $51,446,054        $17,107,513        $35,933,357
Net unrealized appreciation
   (computed on the basis of
   identified cost)                        1,510,130          2,400,082            330,645          1,028,869
----------------------------------------------------------------------------------------------------------------
TOTAL                                    $35,967,040        $53,846,136        $17,438,158        $36,962,226
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------
Interest                                  $537,438          $1,036,130         $1,011,882
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $537,438          $1,036,130         $1,011,882
---------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------
Investment adviser fee                    $ 48,338          $   88,106         $   87,456
Trustees' fees and expenses                    105               1,048              1,047
Legal and accounting services                9,103               4,903              7,375
Custodian fee                               11,020              14,854             16,863
Miscellaneous                                3,660               4,927              4,034
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $ 72,226          $  113,838         $  116,775
---------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $  1,936          $    3,114         $    7,836
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  1,936          $    3,114         $    7,836
---------------------------------------------------------------------------------------------

NET EXPENSES                              $ 70,290          $  110,724         $  108,939
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $467,148          $  925,406         $  902,943
---------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $ 36,739          $  151,847         $    9,075
   Financial futures contracts             (39,002)            (36,670)            (7,320)
---------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $ (2,263)         $  115,177         $    1,755
---------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $259,455          $  286,075         $  502,435
   Financial futures contracts               2,254             (11,254)           (34,202)
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $261,709          $  274,821         $  468,233
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $259,446          $  389,998         $  469,988
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $726,594          $1,315,404         $1,372,931
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------
Interest                                  $942,698          $1,375,949          $446,588          $  970,555
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $942,698          $1,375,949          $446,588          $  970,555
----------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------
Investment adviser fee                    $ 79,431          $  118,806          $ 38,677          $   82,917
Trustees' fees and expenses                  1,047               3,877               105               1,048
Legal and accounting services               10,104               3,393             9,103              10,105
Custodian fee                               16,168              15,485             8,560              14,470
Miscellaneous                                4,759               4,389             4,468               4,971
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $111,509          $  145,950          $ 60,913          $  113,511
----------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $  5,139          $    8,556          $  2,656          $   12,219
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  5,139          $    8,556          $  2,656          $   12,219
----------------------------------------------------------------------------------------------------------------

NET EXPENSES                              $106,370          $  137,394          $ 58,257          $  101,292
----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $836,328          $1,238,555          $388,331          $  869,263
----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $ 73,605          $   35,954          $(13,324)         $  (13,558)
   Financial futures contracts              (4,880)             (7,320)           (3,754)            (24,741)
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $ 68,725          $   28,634          $(17,078)         $  (38,299)
----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $ 16,946          $   50,863          $124,224          $  192,878
   Financial futures contracts             (22,801)            (34,202)          (17,101)            (13,427)
----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ (5,855)         $   16,661          $107,123          $  179,451
----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 62,870          $   45,295          $ 90,045          $  141,152
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $899,198          $1,283,850          $478,376          $1,010,415
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $   467,148        $   925,406        $   902,943
   Net realized gain (loss)                   (2,263)           115,177              1,755
   Net change in unrealized
      appreciation (depreciation)            261,709            274,821            468,233
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $   726,594        $ 1,315,404        $ 1,372,931
---------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $   977,594        $ 3,673,197        $ 3,832,772
   Withdrawals                            (1,711,828)        (6,415,062)        (2,957,803)
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS      $  (734,234)       $(2,741,865)       $   874,969
---------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                $    (7,640)       $(1,426,461)       $ 2,247,900
---------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------
At beginning of period                   $21,512,997        $39,451,732        $37,614,046
---------------------------------------------------------------------------------------------
AT END OF PERIOD                         $21,505,357        $38,025,271        $39,861,946
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $   836,328        $ 1,238,555        $   388,331        $   869,263
   Net realized gain (loss)                   68,725             28,634            (17,078)           (38,299)
   Net change in unrealized
      appreciation (depreciation)             (5,855)            16,661            107,123            179,451
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $   899,198        $ 1,283,850        $   478,376        $ 1,010,415
----------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 4,277,680        $ 7,601,481        $ 1,866,048        $ 3,409,720
   Withdrawals                            (2,547,132)        (5,609,679)        (1,693,905)        (3,039,682)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $ 1,730,548        $ 1,991,802        $   172,143        $   370,038
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $ 2,629,746        $ 3,275,652        $   650,519        $ 1,380,453
----------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------
At beginning of period                   $33,337,294        $50,570,484        $16,787,639        $35,581,773
----------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                         $35,967,040        $53,846,136        $17,438,158        $36,962,226
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2001

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $ 1,043,438       $  2,023,629       $  1,997,752
   Net realized loss                        (131,710)          (135,142)          (151,411)
   Net change in unrealized
      appreciation (depreciation)          1,335,861          2,007,137          1,766,969
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 2,247,589       $  3,895,624       $  3,613,310
---------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 1,150,227       $  2,659,254       $  1,632,011
   Withdrawals                            (4,488,581)       (12,125,855)       (11,820,707)
---------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $(3,338,354)      $ (9,466,601)      $(10,188,696)
---------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS               $(1,090,765)      $ (5,570,977)      $ (6,575,386)
---------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------
At beginning of year                     $22,603,762       $ 45,022,709       $ 44,189,432
---------------------------------------------------------------------------------------------
AT END OF YEAR                           $21,512,997       $ 39,451,732       $ 37,614,046
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2001

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $ 1,718,138        $ 2,478,951        $   857,371        $ 1,839,702
   Net realized gain (loss)                   57,319            115,850            (51,132)           (88,171)
   Net change in unrealized
      appreciation (depreciation)          1,256,981          2,415,671            664,608          1,453,706
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 3,032,438        $ 5,010,472        $ 1,470,847        $ 3,205,237
----------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 1,705,814        $ 2,327,210        $   228,623        $ 1,825,648
   Withdrawals                            (6,521,874)        (8,442,369)        (3,916,885)        (8,084,130)
----------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $(4,816,060)       $(6,115,159)       $(3,688,262)       $(6,258,482)
----------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS               $(1,783,622)       $(1,104,687)       $(2,217,415)       $(3,053,245)
----------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------
At beginning of year                     $35,120,916        $51,675,171        $19,005,054        $38,635,018
----------------------------------------------------------------------------------------------------------------
AT END OF YEAR                           $33,337,294        $50,570,484        $16,787,639        $35,581,773
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           CALIFORNIA LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------
                                  (UNAUDITED)(1)          2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.68%(2)         0.67%       0.66%       0.62%       0.61%       0.63%
   Expenses after custodian
      fee reduction                       0.66%(2)         0.64%       0.66%       0.61%       0.59%       0.61%
   Net investment income                  4.40%(2)         4.77%       4.84%       4.67%       4.86%       4.98%
Portfolio Turnover                           3%               8%         13%         29%         40%         57%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $21,505          $21,513     $22,604     $28,678     $34,297     $43,194
----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 was to decrease the ratio of net investment income to average net assets from 4.55% to 4.40%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            FLORIDA LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------
                                  (UNAUDITED)(1)          2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.60%(2)         0.61%       0.62%       0.59%       0.58%       0.59%
   Expenses after custodian
      fee reduction                       0.58%(2)         0.59%       0.59%       0.57%       0.55%       0.57%
   Net investment income                  4.84%(2)         4.89%       4.87%       4.68%       4.90%       4.90%
Portfolio Turnover                           9%               7%         16%         16%         38%         66%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $38,025          $39,452     $45,023     $59,948     $72,241     $92,909
----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                         MASSACHUSETTS LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------
                                  (UNAUDITED)(1)          2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.61%(2)         0.62%       0.61%       0.60%       0.60%       0.60%
   Expenses after custodian
      fee reduction                       0.57%(2)         0.59%       0.58%       0.57%       0.56%       0.58%
   Net investment income                  4.72%(2)         5.01%       4.92%       4.67%       4.90%       4.97%
Portfolio Turnover                           5%               8%         15%         19%         46%         60%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $39,862          $37,614     $44,189     $51,543     $56,583     $69,670
----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           NEW JERSEY LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------
                                  (UNAUDITED)             2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.65%(2)         0.63%       0.63%       0.62%       0.62%       0.61%
   Expenses after custodian
      fee reduction                       0.62%(2)         0.61%       0.60%       0.62%       0.61%       0.58%
   Net investment income                  4.87%(2)         5.06%       5.01%       4.78%       4.91%       4.96%
Portfolio Turnover                          10%              11%         15%         13%         21%         37%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $35,967          $35,121     $35,121     $39,781     $45,540     $58,266
----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 was to increase the ratio of net investment income to average net assets from 4.86% to 4.87%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            NEW YORK LIMITED PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    ---------------------------------------------------------
                                  (UNAUDITED)(1)          2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.56%(2)         0.60%       0.61%       0.59%       0.61%        0.58%
   Expenses after custodian
      fee reduction                       0.53%(2)         0.58%       0.58%       0.59%       0.59%        0.56%
   Net investment income                  4.76%(2)         4.90%       4.95%       4.74%       4.81%        4.87%
Portfolio Turnover                           5%              10%         18%         17%         53%          58%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $53,846          $50,570     $51,675     $65,873     $74,691     $100,014
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 was to increase the ratio of net investment income to average net assets from 4.75% to 4.76%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              OHIO LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------
                                  (UNAUDITED)(1)          2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.72%(2)         0.78%       0.69%       0.67%       0.64%       0.68%
   Expenses after custodian
      fee reduction                       0.69%(2)         0.74%       0.66%       0.64%       0.64%       0.65%
   Net investment income                  4.58%(2)         4.91%       5.00%       4.85%       5.05%       5.20%
Portfolio Turnover                           9%              17%         13%         19%         29%         34%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $17,438          $16,788     $19,005     $22,801     $24,216     $28,470
----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 on the ratio on net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                          PENNSYLVANIA LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------
                                  (UNAUDITED)(1)          2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.63%(2)         0.64%       0.63%       0.62%       0.60%       0.61%
   Expenses after custodian
      fee reduction                       0.56%(2)         0.61%       0.61%       0.60%       0.58%       0.59%
   Net investment income                  4.82%(2)         5.04%       5.03%       4.83%       5.03%       5.11%
Portfolio Turnover                          13%               6%         11%         16%         36%         51%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $36,962          $35,582     $38,635     $50,771     $57,708     $67,876
----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 on the ratio on net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrual, adjusted for amortization of premium of discount. Effective April 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities based on the interest method of amortization. Prior to April 1, 2001, the Portfolios amortized market premiums on fixed-income securities based on the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolios' net assets, but resulted in the following reclassification of the components of net assets as of March 31, 2001, based on securities held by the Portfolios as of that date:

                                                                 DECREASE IN
                                              INCREASE IN COST  NET UNREALIZED
    PORTFOLIO                                  OF SECURITIES     APPRECIATION
    --------------------------------------------------------------------------
    California Limited                            $16,400          $(16,400)
    Florida Limited                                 6,677            (6,677)
    Massachusetts Limited                          19,719           (19,719)
    New Jersey Limited                             14,077           (14,077)
    New York Limited                               39,949           (39,949)
    Ohio Limited                                      828              (828)
    Pennsylvania Limited                           23,157           (23,157)

   The effect of this change for the six months ended September 30, 2001 was to increase (decrease) net investment income, increase (decrease) net realized gain/ loss, and increase (decrease) net unrealized appreciation by the following amounts:

                                              NET INVESTMENT  NET REALIZED  NET UNREALIZED
    PORTFOLIO                                     INCOME       GAIN/LOSS     APPRECIATION
    --------------------------------------------------------------------------------------
    California Limited                           $(16,833)       $3,940        $12,893
    Florida Limited                                   (90)        2,023         (1,933)
    Massachusetts Limited                            (191)          (40)           231
    New Jersey Limited                              2,069           (97)        (1,972)
    New York Limited                                3,762             5         (3,767)
    Ohio Limited                                      (65)           --             65
    Pennsylvania Limited                              549             9           (558)

   The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes in policy.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios'

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2001, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                  AMOUNT   EFFECTIVE RATE*
    -------------------------------------------------------------------
    California Limited Portfolio              $ 48,338         0.46%
    Florida Limited Portfolio                   88,106         0.46%
    Massachusetts Limited Portfolio             87,456         0.46%
    New Jersey Limited Portfolio                79,431         0.46%
    New York Limited Portfolio                 118,806         0.46%
    Ohio Limited Portfolio                      38,677         0.46%
    Pennsylvania Limited Portfolio              82,917         0.46%

 *    As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2001, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.
3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 2001 were as follows:

    CALIFORNIA LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $  728,160
    Sales                                      1,280,713

    FLORIDA LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $3,487,380
    Sales                                      4,386,996
    MASSACHUSETTS LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $3,186,619
    Sales                                      1,435,000
    NEW JERSEY LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $5,993,034
    Sales                                      3,196,325
    NEW YORK LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $2,431,665
    Sales                                      2,600,776

    OHIO LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $2,078,518
    Sales                                      1,567,883
    PENNSYLVANIA LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $5,534,507
    Sales                                      4,433,810

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 2001, as computed on a federal income tax basis, are as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $19,736,378
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,288,472
    Gross unrealized depreciation                 (59,892)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,228,580
    -----------------------------------------------------

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $36,319,407
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,757,684
    Gross unrealized depreciation                (268,805)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,488,879
    -----------------------------------------------------

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $37,312,268
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,837,167
    Gross unrealized depreciation                (379,722)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,457,445
    -----------------------------------------------------

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $34,268,129
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,799,081
    Gross unrealized depreciation                (296,138)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,502,943
    -----------------------------------------------------

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $48,903,400
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,863,387
    Gross unrealized depreciation                (411,418)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,451,969
    -----------------------------------------------------

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $16,859,510
    -----------------------------------------------------
    Gross unrealized appreciation             $   871,275
    Gross unrealized depreciation                (531,332)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   339,943
    -----------------------------------------------------
    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $34,502,482
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,457,232
    Gross unrealized depreciation                (395,634)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,061,598
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At
   September 30, 2001, the New York Limited Maturity Portfolio had balances outstanding pursuant to this line of credit of $100,000. The Portfolios did not have any significant borrowings or allocated fees during the six months ended September 30, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   A summary of obligations under these financial instruments at September 30, 2001, is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     DEPRECIATION
    ------------------------------------------------------------------------------------------------
    California                      12/01       10 U.S. Treasury Bond     Short          $ (5,306)
    ------------------------------------------------------------------------------------------------
    Florida                         12/01       19 U.S. Treasury Bond     Short           (10,096)
    ------------------------------------------------------------------------------------------------
    Massachusetts                   12/01       8 U.S. Treasury Bond      Short           (17,071)
    ------------------------------------------------------------------------------------------------
    New Jersey                      12/01       12 U.S. Treasury Bond     Short           (11,380)
    ------------------------------------------------------------------------------------------------
    New York                        12/01       18 U.S. Treasury Bond     Short           (17,071)
    ------------------------------------------------------------------------------------------------
    Ohio                            12/01       9 U.S. Treasury Bond      Short            (8,535)
    ------------------------------------------------------------------------------------------------
    Pennsylvania                    12/01       17 U.S. Treasury Bond     Short            (9,014)

   At September 30, 2001, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

INVESTMENT MANAGEMENT

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC and
Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

LIMITED MATURITY MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

William H. Ahern, Jr.
Vice President and Portfolio Manager of
Massachusetts, New Jersey, New York,
and Ohio Limited Maturity Municipals
Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of
California, Florida, and Pennsylvania
Limited Maturity Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC and
Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF THE LIMITED MATURITY MUNICIPALS PORTFOLIOS
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

  The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

                           For more information about
               Eaton Vance's privacy policies, call 1-800-262-1122



EATON VANCE INVESTMENT TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.



442-11/01                                                                7LTFSRC